UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 8-K/ A-1

CURRENT REPORT
Pursuant to Section 13 or 15(d) of the Securities Exchange Act of 1934

Date of Report (Date of earliest event reported): June 30, 2007

TRUSTCASH HOLDINGS, INC.
(Exact name of Registrant as specified in charter)

Delaware	000-49838	94-3381088
(State or other jurisdiction of incorporation)	(Commission File Number)	(IRS Employer Identification No.)

400 Park Avenue, Suite 1420, New York, New York		10022
(Address of principal executive offices)		(Zip Code)

Registrant's telephone number, including area code:		(800) 975-5196

325-3495 Cambie Street, Vancouver, British Columbia V5Z 4R3
(Former name or former address if changes since last report)

Check the appropriate box below if the Form 8-K is intended to simultaneously satisfy the filing obligation of the registrant under any of the following provisions:

____	Written communications pursuant to Rule 425 under the Securities Act (17 CFR 230.425)
____	Soliciting material pursuant to Rule 14a-12 under the Exchange Act (17 CFR 240.14a-12)
____	Pre-commencement communications pursuant to Rule 14d-2(b) under the Exchange Act (17 CFR 240.14d-2(b))
____	Pre-commencement communications pursuant to Rule 13e-4(c) under the Exchange Act (17 CFR 240.13e-4(c))

ITEM 2.01 - COMPLETION OF ACQUISITION OR DISPOSITION OF ASSETS

Purchase Agreement Closes

  Date of completion of the transaction: June 30, 2007 (the "Closing Date").
  Brief description of the assets involved: Trustcash Holdings, Inc. (the "Registrant") entered into and closed a Purchase Agreement dated June 30, 2007, among AP Systems, Inc., a newly formed wholly owned subsidiary of the Registrant, Trustcash, LLC, a Delaware limited liability company, and the owners of Trustcash, LLC (the "Purchase Agreement"). Under the terms of the Purchase Agreement, the Registrant indirectly acquired all of the issued and outstanding membership interests of Trustcash LLC (the "Membership Interests") from the owners of Trustcash, LLC, free and clear of all liens.

The main business asset of Trustcash is a technology platform to facilitate the sale of its proprietary TrustcashTM brand of "payment" or "stored value cards," an alternative payment system that enables customers to make purchases on the Internet without using a credit card or writing a check, thereby withholding the customers' personal information from the website whose goods or services are being purchased and allowing the customers to enter into such transactions anonymously.

  Identity of the person(s) from whom the assets were acquired or to whom they were sold and the nature of any material relationship: The Registrant acquired the Membership Interests from the 13 owners of Trustcash, LLC, all of whom were at arm's length to the Registrant prior to closing of the Purchase Agreement.

Nature and amount of consideration given by Registrant: The Registrant issued 49,631,448 shares of its common stock to the former owners of Trustcash, LLC.  Registrant also paid to LTGTTC, LLC, one of the former Trustcash owners, as partial consideration for its Membership Interests and in cancellation of its defaulted Trustcash, LLC Secured Promissory Note in the principal amount of $96,155 due February 15, 2007, the sum of $200,000 in cash and issued its 5% Promissory Note in the principal amount of $700,000 due June 30, 2009, secured by a first priority security interest in all the assets of Registrant and all its subsidiaries owned as of the Closing Date or thereafter acquired and guaranteed by Trustcash, LLC. Such Note is payable in full at maturity, subject to mandatory prepayments of 25% all monies raised by Registrant from the future issuance of new debt or equity securities.

  Other terms of the Purchase Agreement: The Purchase Agreement required the satisfaction of a number of conditions. These included:

  the Registrant having completed a private placement of 500,000 shares of common stock raising an aggregate of $500,000;

  the Registrant having issued to Brennecke Partners LLC, as a finders fee incurred on behalf of the Trustcash LLC members, a warrant (the "Warrant" or "Brennecke Warrant") entitling the holder to purchase 6,000,000 shares of Registrant's common stock at a price of $.0833 per share until June 30, 2008;

  the Registrant having entered into a Registration Rights Agreement providing for it to register under the Securities Act of 1933, as amended (the "Securities Act"), the 500,000 shares of common stock it sold in its private placement and the 6,000,000 shares of common stock underlying the Brennecke Warrant;

  the Registrant having entered into a Piggyback Registration Rights Agreement with certain former owners of Trustcash, LLC regarding the 9,305,897 shares of common stock issued to them pursuant to the Purchase Agreement;

  the election of Gregory Moss as President and CEO, and a director of the Registrant; and

  the election of Dennis Shafer Chairman of the Board and a director of the Registrant.

Copies of the Purchase Agreement (Exhibit 2.1), Subscription Agreement (Exhibit 4.1), Brennecke Warrant (Exhibit 4.2), Registration Rights Agreement (Exhibit 4.3), Piggyback Registration Rights Agreement (Exhibit 4.4), Registrant's Secured Promissory Note payable to LTGTTC, LLC (Exhibit 99.1), and the related Security Agreement (Exhibit 99.2) and Guaranty (Exhibit 99.3) are filed as an exhibits to this Form 8-K and are incorporated in this Item 2.01 by reference. The descriptions of these agreements and instruments are qualified in their entirety by reference to the full text thereof.

Supporting Agreements to Purchase Agreement

A number of agreements have been entered into by the Registrant in support the closing of the Purchase Agreement, as follows:

Subscription Agreement.  The Registrant completed a private placement of 500,000 shares of common stock to one non-US resident investor, Ludwig Holdings Limited, raising an aggregate total of $500,000. The shares issued pursuant to the private placement have registration rights.

Registration Rights Agreement.  The Registrant entered into a Registration Rights Agreement with Ludwig Holdings Limited ("Ludwig"), the sole investor participating in its private placement of 500,000 shares of common stock, and Brennecke Partners, LLC, the holder of the 6,000,000 common share Warrant.  The Registrant has agreed, among other things, to use its reasonable best efforts to (i) file a registration statement with the Securities and Exchange Commission ("SEC") with respect to the resale of the 500,000 shares of common stock issued to Ludwig and the 6,000,000 shares of common stock underlying the Brennecke Warrant within 180 days after the Closing Date, and (ii) have such registration statement declared effective within 270 days after the Closing Date or 30 days after the SEC issues a "no review" letter. If the Registrant does not comply with these obligations, subject to limitations set forth in such Agreement, the Registrant will be required to issue penalty warrants entitling the beneficiaries of such agreement to purchase additional shares of the Registrant's common stock equal to one-half of one percent (0.5%) of the number of shares of common stock registrable under the registration statement, for each 30 day period Registrant is in default. This Agreement also contains customary indemnification provisions and other terms customary for agreements of its type.

Piggyback Registration Rights Agreement. The Registrant has entered into a Piggyback Registration Rights Agreement with certain former owners of Trustcash, LLC agreeing to include in any registration statement that Registrant files, upon request, the 9,305,897 shares of common stock of the Registrant they acquired pursuant to the Purchase Agreement.

Employment Agreement and Consulting Agreement. Registrant acquired the Trustcash, LLC (i) employment agreement with Gregory Moss effective January 31, 2006, providing him a salary of not less than $175,000 per year through January 30, 2009, for serving as President and CEO, attached as Exhibit 10.1 to this Form 8-K, and (ii) consulting agreement with Venture Resource Group LLC effective February 1, 2007 providing for the services of Dennis Shafer as Chairman of the Board on a month-to-month basis, in exchange for a fee of $8,000 per month and granting Trustcash, LLC the right to reacquire Mr. Shafer's 7,754,914 shares of the Registrant, equal to 10% of its outstanding common stock, if he causes the termination of his employment within 12 months after Closing Date or if he is terminated for cause. This consulting agreement is attached as Exhibit 10.2 to this Form 8-K.

As noted above, copies of these agreements are filed as exhibits to this Form 8-K and are incorporated in this Item 2.01 by reference.  The descriptions of these agreements referenced above are qualified in their entirety by reference to the full text of the agreements.

Shell Company Disclosures

Although the Registrant carried on a small business, the Registrant was a "shell company", as defined in Rule 12b-2 of the Securities Exchange Act of 1934, as amended (the "Exchange Act"), prior to the change of control that occurred as a result of the closing of the Purchase Agreement on June 30, 2007. Therefore, in accordance with paragraph (f) of Item 2.01 of Form 8-K, the Registrant is required to provide the information that would be required if the Registrant were filing a Form 10-SB registration statement under the Exchange Act. The required Form 10-SB information is provided in Item 5.01 below under the subheading "CHANGE IN CONTROL INFORMATION" and is incorporated herein by reference.

ITEM 2.03 CREATION OF A DIRECT FINANCIAL OBLIGATION

As set forth in Item 2.01, in partial consideration for the Membership Interests of LTGTTC, LLC, Registrant issued to LTGTTC, LLC its 5% Secured Promissory Note in the principal amount of $700,000 due June 30, 2009, and payable in full at maturity, subject to mandatory prepayments of 25% all monies raised by Registrant from the future issuance of new debt or equity securities. This Note is secured, pursuant to Registrant's security agreement (the "Security Agreement"), by a first priority security interest in all the assets of Registrant and all its subsidiaries owned as of the Closing Date or thereafter acquired. As additional security for this Note, Registrant's Trustcash, LLC subsidiary executed a Guaranty of the performance of the terms of the Note. Copies of the Secured Promissory Note, Security Agreement, and Guaranty are attached as Exhibits 99.1, 99.2, and 99.3, respectively, to this Form 8-K.

ITEM 3.02 UNREGISTERED SALES OF EQUITY SECURITIES

As described in Item 2.01 of this Current Report on Form 8-K, on June 30, 2007, as partial consideration for the purchase of 100% of the Membership Interests, the Registrant issued to the 13 former owners of Trustcash, LLC an aggregate of 49,631,448 shares of its common stock. The Registrant also issued (i) 500,000 shares of its common stock to Ludwig Holdings Limited, a non-US investor, in its $500,000 private placement and (ii) a Warrant to Brennecke Partners LLC as a finders fee incurred on behalf of the former owners of Trustcash LLC, entitling the holder to purchase 6,000,000 shares of Registrant's common stock at a price of $.0833 until June 30, 2008.

The issuance of shares to the former owners of Trustcash, LLC was completed in reliance on Rule 506 of Regulation D of the Securities Act on the basis that the majority of the parties were accredited investors, as defined under Rule 501 of Regulation D of the Securities Act, and fewer than 35 of such owners were non-accredited investors. All securities issued were issued as restricted securities and were endorsed with a restrictive legend confirming that the securities cannot be resold without registration under the Securities Act or an applicable exemption from the registration requirements of the Securities Act. No general solicitation or general advertising was conducted in connection with the sales of the shares.

The issuance made by the Registrant of 500,000 shares of its common stock to Ludwig Holdings Limited in its $500,000 private placement was made pursuant to an exemption from registration under Regulation S of the Securities Act. No underwriting discounts or commission were paid in connection with this offering. The issuance of shares in the offering was completed pursuant to Rule 903 of Regulation S of the Securities Act on the basis that the sale of the shares was completed in an offshore transaction, as defined in Rule 902(h) of Regulation S. The Registrant did not engage in any directed selling efforts, as defined in Regulation S, in the United States in connection with the sale of the shares. The Investor represented that it was not a U.S. person, as defined in Regulation S, and was not acquiring the shares for the account or benefit of a U.S. person. The Subscription Agreement stated that the shares had not been registered pursuant to the Securities Act and could not be offered or sold in the United States unless registered under the Securities Act or pursuant to an exemption from the Securities Act. By executing the Subscription Agreement the subscriber agreed: (i) to resell the shares purchased only in accordance with the provisions of Regulation S, pursuant to registration under the Securities Act or pursuant to an exemption from registration under the Securities Act; (ii) that Registrant is required to refuse to register any sale of the shares purchased unless the transfer is in accordance with the provisions of Regulation S, pursuant to registration under the Securities Act or pursuant to an exemption from registration under the Securities Act; and (iii) not to engage in hedging transactions with regards to the securities purchased unless in compliance with the Securities Act. All shares issued were endorsed with an appropriate restrictive legend.

The issuance of the Warrant to Brennecke Partners LLC was made pursuant to an exemption from registration under Rule 506, Regulation D of the Securities Act on the basis that Brennecke Partners LLC is an accredited investor, as defined under Rule 501 of Regulation D of the Securities Act. The Warrant was issued, and all 6,000,000 underlying shares of common stock will be issued, as restricted securities and endorsed with a restrictive legend confirming that the securities cannot be resold without registration under the Securities Act or an applicable exemption from the registration requirements of the Securities Act. No general solicitation or general advertising was conducted in connection with the sale of the Warrant.

ITEM 4.01 CHANGES IN REGISTRANT'S CERTIFYING ACCOUNTANT

 (a) Effective as of the Closing Date, our board of directors dismissed James Stafford, Chartered Accountants. The board of directors participated in and approved the decision to dismiss James Stafford, Chartered Accountants. The reports of James Stafford, Chartered Accountants on the financial statements of the Registrant, as of and for the year ended December 31, 2006, and the related statements of operations, stockholders' equity, and cash flows for the year ended December 31, 2006 did not contain an adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles. In connection with the audits of the Registrant's financial statements for the fiscal years ended December 31, 2006 and December 31, 2005, and during the subsequent interim period, there have been no disagreements with James Stafford, Chartered Accountants on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements if not resolved to the satisfaction of James Stafford, Chartered Accountants would have caused James Stafford, Chartered Accountants to make reference thereto in its report. There were no reportable events (as that term is described in Item 304(a)(1)(v) of Regulation S-K) during the fiscal years ended December 31, 2006 and December 31, 2005, or during the subsequent interim period.

We provided James Stafford, Chartered Accountants a copy of this Current Report on Form 8-K prior to its filing with the SEC and requested James Stafford, Chartered Accountants furnish a letter addressed to the SEC stating whether it agrees with the statements made above. A copy of that letter is filed as Exhibit 16.1 to this Current Report on Form 8-K.

 (b) Effective as of the Closing Date, the Registrant's board of directors appointed Sobel & Co., LLC as the Registrant's independent registered public accounting firm and engaged Sobel & Co., LLC to audit the financial statements of the Registrant for fiscal year 2007. Sobel & Co., LLC has been engaged as the independent auditors of Trustcash, LLC since 2005. The board of directors participated in and approved the decision to engage Sobel & Co., LLC. The Registrant has provided Sobel & Co., LLC with a copy of the disclosure it is making herein in response to Item 304(a) of Regulation S-B and has requested that it provide its response letter, addressed to the Securities and Exchange Commission, pursuant to Item 304(a)(3) of Regulation S-B, stating whether it agrees with the statements made herein by the Registrant and, if not, stating the respects which it does not agree. A copy of Sobel & Co., LLC's letter is attached as Exhibit 23.1 to this Form 8-K.

ITEM 5.01 - CHANGES IN CONTROL OF THE REGISTRANT

On June 30, 2007, the Registrant entered into and simultaneously closed the Purchase Agreement with the owners of 100% of the Membership Interests in Trustcash, LLC, and Registrant, through its wholly-owned subsidiary, AP Systems, Inc., became the sole member of Trustcash, LLC. As partial consideration for their Membership Interests, Registrant issued to the former members of Trustcash, LLC 49,631,448 shares of common stock, and the former owners of Trustcash LLC now own approximately 42% of the outstanding shares of Registrant's common stock (38.9% on a fully diluted basis). Gregory Moss and Dennis Shafer, former Trustcash, LLC members, who at closing were appointed President and CEO, and Chairman, respectively, received from Registrant approximately 20% and 10%, respectively, of Registrant's common stock. At the time of entering into the Purchase Agreement, the former owners of Trustcash, LLC were arms-length to Registrant. There was no relationship between the Registrant and Trustcash, LLC or any affiliate, director, officer, or associate of the Registrant or Trustcash, LLC other than the Registrant having provided Trustcash, LLC with bridge loans on January 24, 2007 of $100,000 and on March 15, 2007 of $75,000 while negotiating the terms of the Purchase Agreement.

On June 30, 2007, Kent Carasquero resigned and voluntarily terminated his employment contract as Chief Executive Officer, Chief Financial Officer, and Principal Accounting Officer of the Registrant, and as Registrant's sole director he appointed Gregory Moss as the Registrant's President and Chief Executive Officer and Dennis Shafer as its Chairman of the Board. He also appointed Gregory Moss and Dennis Shafer as additional directors of the Registrant. These appointments will be effective ten days after an Information Statement is mailed or delivered to all of the Registrant's shareholders in compliance with Section 14(f) of the Exchange Act and Rule 14f-1 thereunder. Mr. Carasquero remains a director of the Registrant.

The Registrant is not aware of any arrangement that might result in a change in control in the future.

CHANGE OF CONTROL INFORMATION

Although the Registrant carried on a small business, the Registrant was a "shell company", as defined in Rule 12b-2 of the Exchange Act prior to the change of control. Therefore, in accordance with paragraph (a)(8) of Item 5.01 of Form 8-K, the Registrant is required to provide the information that would be required if the Registrant were filing a Form 10-SB registration statement under the Exchange Act. The following Form 10-SB information is provided, with reference to the filing made by the Registrant where the information is disclosed where the information is not included in this report:

Form 10 Item	Description	Filing Where Information Included
Part I - Item 1	Description of Business	Provided below in this Current Report on Form 8-K
Part I - Item 2	Management Discussion & Analysis or Plan of Operation	Provided below in this Current Report on Form 8-K
Part I - Item 3	Description of Property	Provided below in this Current Report on Form 8-K
Part I - Item 4	Security Ownership of Certain Beneficial Owners and Management	Provided below in this Current Report on Form 8-K
Part I - Item 5	Directors and Executive Officers, Promoters and Control Persons	Provided below in this Current Report on Form 8-K
Part I - Item 6	Executive Compensation	Form 10-KSB annual report filed on March 15, 2007
Part I - Item 7	Certain Relationships and Related Transactions	Provided below in this Current Report on Form 8-K
Part I - Item 8	Description of Securities	Provided below in this Current Report on Form 8-K
Part II - Item 1	Market Price of and Dividends on Registrant's Common Equity and Related Stockholder Matters	Form 10-KSB annual report filed on March 15, 2007
Part II - Item 2	Legal Proceedings	Form 10-KSB annual report filed on March 15, 2007 and below in this Current Report on Form 8-K
Part II - Item 3	Changes in and Disagreements with Accountants	Form 10-KSB annual report filed on March 15, 2007 and below in this Current Report on Form 8-K
Part II - Item 4	Recent Sales of Unregistered Securities	Form 10-KSB annual report filed on March 15, 2007 and below in this Current Report on Form 8-K
Part II - Item 5	Indemnification of Directors and Officers	Form SB-2/A registration statement filed on May 14, 2002
Part F/S	Financial Statements	Provided below in this Current Report on Form 8-K
Part III	Exhibits	Provided below in this Current Report on Form 8-K

DESCRIPTION OF BUSINESS

Formation

The Registrant was incorporated in the State of Delaware on November 16, 2000, under the name "Reservenet, Inc." The Registrant changed its name to "Casino Entertainment Television, Incorporated" on July 26, 2004 and to "Ouvo, Inc." on March 7, 2005.  The Registrant changed its name to "Trustcash Holdings, Inc." on May 16, 2007.

On June 25, 2004   the Registrant completed a 48 for 1 forward split of its issued and outstanding share capital.  On March 7, 2005 the Registrant completed a 3 for 1 reverse split of its issued and outstanding shares capital. On May 16, 2007, the Registrant completed a 3 for 1 forward split of its issued and outstanding share capital.

The Registrant is a holding company and carries on no operating business except through its wholly owned subsidiaries. On June 30, 2007, the Registrant entered into and simultaneously closed a Purchase Agreement pursuant to which the owners of Trustcash, LLC, a Delaware limited liability company, sold 100% of their Membership Interests to a wholly-owned subsidiary of Registrant, thereby making the Registrant the owner of Trustcash, LLC. The Registrant expects that this subsidiary company will generate substantially all of its operating revenue and expenses.

The Registrant has not been involved in any bankruptcy, receivership or similar proceeding nor has there been any material reclassification or merger, consolidation or purchase or sale of a significant amount of assets not in the ordinary course of business.

Historical Information

The Registrant was incorporated for the purpose to promote and carry on any lawful business for which a corporation may be incorporated under the laws of the State of Delaware. Its first business was a web-based reservation system. Efforts to implement this business plan were hampered by insufficient working capital which caused the Registrant to abandon its software development.

On June 25, 2004, the Registrant entered into an agreement with Gateway Entertainment Group, Inc., to develop a gaming lifestyle media business offering gambling, entertainment, news and information. Despite early efforts the Registrant decided to discontinue gaming operations in early 2005.

On August 10, 2006, the registrant entered into a Property Purchase Agreement with Madman Mining Co. Ltd. ("Madman)" and Lloyd C. Brewer, pursuant to which the registrant agreed to purchase a 100% interest in the St. John Mineral Claim of approximately 314.6 acres located 6 miles northeast of Beaverdell, in south-central British Columbia, Canada in exchange for $8,000. Madman conducted Phase 1A of an exploration program which was completed prior to December 31, 2006. An evaluation of the results of exploration efforts was relayed to us on April 8, 2007 in which Madman detailed that sampling and testing results were unfavorable and that no that no further work was recommended for the property.  Based on this recommendation, the Registrant decided against any further exploration work on the claim and began to seek other potential business opportunities, which led to the negotiation of the Purchase Agreement. On June 22, 2007 the claim was transferred to Madman for the settlement of $3,810 of debt related to work completed during the Phase 1A exploration.

On June 30, 2007, Registrant, through a wholly-owned subsidiary, acquired Trustcash, LLC pursuant to the terms of the Purchase Agreement as described above in Item 2.01 of this Form 8-K. The Registrant has changed its business to the business of Trustcash, LLC, and it has ceased to be an exploration stage company.

Current Business of Registrant - TrustcashTM

Registrant offers its "TrustcashTM" alternative payment system that enables consumers to make purchases on the Internet privately and securely without using a credit card or writing a check.

The Registrant's alternative payment system provides a virtual or physical "TrustcashTM" brand of payment or stored value card, the equivalent to a gift card, which is sold in denominations from $10 to $200 either online (at its website at www.TrustCash.com), through any of over 500 websites, or at selected retail locations in the United States.  Purchasers of the "TrustcashTM" payment card can use the unique card number to purchase goods and services online without disclosing their identity or personal financial information.

The Trustcash business began in 2003 upon the formation of Hooksafe, LLC, a Delaware limited liability company. It began developing a technology platform focused on selling stored value cards for use on the Internet.  In 2004 and 2005, it established a distribution system for its cards primarily through a limited number of retail outlets, and began initiating activities to contract websites for the use of its cards.  In 2006, it changed its name to "Trustcash LLC", and it began to integrate its technology with several websites, primarily in the adult entertainment industries.  It also upgraded its technology platform to allow the purchase of "virtual" cards through either its own website, or through any of the websites of its content providers.  Although Trustcash secured multi-year contracts with nearly 50 web content providers by the end of 2006, it has completed integration of only a few sites to date, and its business revenues were nominal through 2006.  Trustcash utilized initial capital of approximately $1.3 million to develop its technology and recruit initial web and retail partners, and is now seeking additional sources of investment capital to generate growth through marketing, technology, and business development initiatives.

Industry Overview. Payment processing service providers offer high-volume electronic transaction payment processing and support services directly to merchants and their customers and others. Generally, the payment processing market continues to transition from traditional financial institution providers to independent entities that provide specific solutions to their customers. Merchants are seeking more efficient distribution channels, as well as increased technological capabilities required for the rapid and efficient creation, processing, handling, storage, and retrieval of information, and the Registrant believes it can provide such products and services.

Online alternative payment systems like the "TrustcashTM"  payment option are driven by three primary market forces: (1) Internet security and privacy concerns; (2) the growth of stored value cards as a new financial alternative; and (3) general growth of Internet commerce. Consequently, they have largely replaced paper-based payment instruments and related devices. Other online alternative payment options include site-specific prepaid value cards, services tied directly to the "card" holder's checking account (e.g. eWallet), hybrid stored value/prepaid phone cards, and online merchant transaction processing services.

Security and Privacy. According to the February 8, 2007 "Security and ID Theft - US" report from Mintel International Group Ltd, most US consumers still think the Internet is a dangerous place to shop.  Mintel's survey of consumers across the country found that 68% of them were either "very concerned" or "somewhat concerned" that their credit or debit card information would be stolen if they shopped online. More than 13% of Internet users report that they or a member of their family has been the victim of identity theft. Over half of those consumers who do not shop online refrain from doing so because of concerns over identity theft. Fully 80% of consumers report that secure and convenient payment options are more important to them than price in making on online purchase decision.  As a consequence of these concerns, 53% of surveyed consumers have stopped providing personal information over the Internet. Over 50% of surveyed consumers have either curtailed their online purchases or stopped buying products and services online entirely. According to the "8th Annual Online Fraud Report," released by CyberSource, losses from online fraud in the US and Canada in 2006 totaled $3 billion, a 7% increase over 2005.

Growth of Stored Value Cards. Concurrently, gift or stored value cards are one of the most dynamic and fastest growing products in the financial industry. More than 2000 programs are available, and more than 20 million users are expected to double to 49 million users by 2008, creating over $72 billion in transactions. Experts put this industry in the introductory or early growth stage of the life cycle, suggesting that there is substantial growth potential. Additional driving forces include a growing market of the unbanked or unbankable - those individuals who either cannot or do not want to obtain a credit card or bank account. Early adopters of the Internet cash card concept have been concentrated in the dating and adult entertainment industries where many Internet innovations have been initiated. These industries are estimated to represent over $5 billion in annual revenue. In addition, 70 million different individuals per week view at least one adult website on a global basis; the number of paying subscribers is on the order of several million in the United States, and may be as high as 10 million. This industry provides significant potential visibility for the TrustcashTM payment option, providing brand awareness for future diversification into mainstream Internet retailing. The Registrant also has an initial program established with a traditional retailer whose goods are available through EBay and plans to extend this relationship into additional mainstream Internet retailer partnerships, supporting a much broader consumer market

Internet Commerce. Internet retail growth continues to surge.  US retail e-commerce sales (excluding travel) for the fourth quarter of 2006 were the highest they have been in four years, according to the US Census Bureau. The Q4 2006 e-commerce estimate increased 25.0% from a year earlier while total retail sales increased 4.0% in the same period. E-commerce sales in Q4 2006 accounted for 3.3% of total sales.  Total e-commerce sales for 2006 were estimated at $108.7 billion, an increase of 23.5% from 2005.

Each of the methods by which consumers can pay for goods and services (e.g. cash, debit cards, stored value cards, prepaid cards, Automated Clearing House (ACH) payments, checks, and wire transfers) serves multiple constituencies and represents a different value to a merchant. Examples of the electronic payment methods now available to consumers include:

  Prepaid cards and accounts, which a customer funds and then uses to pay for goods and services in much the same manner as a debit card. The volume of transactions made using such cards is expected to surpass $100 billion annually by 2007 according to a report published by the Tower Group in January 2006.

  ACH, which provides inter-bank clearing of electronic payments for ACH participating depository financial institutions. According to NACHA-The Electronic Payments Association, 14 billion ACH transactions were completed in 2005, representing an increase of 16.2% over 2004. The dollar value of those transactions was approximately $3.2 trillion.

  Stored value cash cards and accounts, which can be used to provide branded, highly personalized or anonymous retail and e-tail marketing programs. Stored-value cash cards and accounts are funded by the consumer and may be reloaded with additional funds multiple times. Stored-value cash cards are now being used instead of paper gift certificates at an increasing rate.

  Payroll cards, which are increasingly being used by employers to pay their employees. Value is electronically "loaded" by the employer onto the employee's card and the card can then be used by the employee to purchase goods and services, typically through existing debit card networks.

  Online transactions in which the purchaser's identity is protected.

There are also untapped markets that provide opportunities for the introduction of new payment technologies. Large numbers of merchants are seeking access to the growing number of persons who are "un-banked" (that is, without banking relationships), including undocumented immigrants and individuals without access to bank accounts. These consumers currently have limited access to credit cards or payment methods other than cash. Vendors of goods and services marketed to these demographics are actively seeking suppliers of cashless payment mechanisms for distribution to and use by those markets. Products such as the "TrustcashTM" stored value cards are ideally suited to those markets.

Today, the networks for processing electronic payments are disparate. Each type of payment has different processing requirements. However, the increasing size of the electronic payments market is creating a growing demand for integrated processing solutions. In addition to being able to process a variety of payment types, a successful integrated processing network must be secure, quick and capable of providing vendors with business-enhancing information, such as information useful in loyalty and incentive programs. The Registrant's plan is to provide integrated solutions that will meet all these needs, and it currently satisfies some of them.

Our Product. When consumers purchase a "TrustcashTM" card, they receive a unique 12 digit anonymous access code and can use it as a payment option (just like a credit card) with any participating content provider website.  The only payment information provided to the website content provider is the unique card access code, which lasts only for the life of the card value. Purchases are deducted from the remaining card balance, which can be used for as long as card value remains.  The Registrant reimburses the website provider for each "TrustcashTM" purchase made, less a processing fee equal to a percentage of the transaction value. As a result of the anonymity "TrustcashTM" offers, to date it has been accepted for payment primarily by Internet content providers whose websites sell dating services or adult entertainment.  (One dating service, and one adult, website accounted for approximately 27% and 11%, respectively, of 2006 revenues.  See the Trustcash, LLC 2006 and 2005 audited Financial Statements set forth in Item 9.01 in this Form 8-K.)  Some of the Registrant's participating websites have an integrated "TrustcashTM" payment option, but only 1% of visitors to participating websites are selecting "TrustcashTM" as a payment option; accordingly, the Registrant intends to test different presentation methods on these websites to try to increase usage. The Registrant also has an initial program established with a traditional retailer whose goods are available through eBay and plans to extend this relationship into additional mainstream Internet retailer partnerships, supporting a much broader consumer market.

Our Plan of Operation. The Registrant, through its Trustcash, LLC subsidiary, provides to its customers the "TrustcashTM" payment card, which is  sold in denominations from $10 to $200 either online, through any of over 500 websites, or at over 60,000 retail locations in the United States via MoneyGram.  Purchasers of the "TrustcashTM" payment card can use the unique card number to purchase goods and services online without disclosing their identity or personal financial information.  Some of the Registrant's participating websites have an integrated "TrustcashTM" payment option, but only 1% of visitors to participating websites are selecting "TrustcashTM" as a payment option; accordingly, the Registrant intends to test different presentation methods on these websites to try to increase usage. The Registrant also has an initial program established with a traditional retailer whose goods are available through eBay and plans to extend this relationship into additional mainstream Internet retailer partnerships, supporting a much broader consumer market.

The Registrant considers research and development an important factor in its future growth and development. Given the fact that the Registrant's business is necessarily dependent on and sensitive to new developments in technology, the Registrant will continue to invest in the development of its technology platform to keep pace with the technological growth and development of the industry.

The Registrant has generated insignificant revenues and substantial losses to date and may not generate substantial revenues or achieve profitability in the near term, if at all. The Registrant has suffered recurring losses from operations, and lacks sufficient liquidity to continue its operations. The Registrant has cash on hand of approximately $125,000, and the Registrant has a "burn rate" of $40,000 per month. Considering the Registrant's anticipated cash on hand and cash flow, it can continue to fund its operations for no more than approximately four (4) months.  Accordingly, under all circumstances the Registrant would require and seek substantial additional financing to implement its business plan; and there can be no assurance that such financing will be available on acceptable terms, if at all.

Our Technology. The Registrant's technology infrastructure uses a custom-built proprietary payment transaction component that leverages Marketing Science Corp.'s patented TrustCodesTM platform. TrustCodesTM are secure alphanumeric codes that are guaranteed to be universally unique for the life of the code. These encrypted TrustCodesTM are generated by TrustCode'sTM bank-grade standard infrastructure and are instantly validated via the platform. Registrant is the exclusive licensee of the TrustCodesTM platform for anonymous payments in its target markets.

The Registrant's technology infrastructure employs leading open source technologies, the latest security protocols, and agile development processes. This safe and encrypted infrastructure is based on clustered MySQL and Apache servers. The application is written using the Ruby on Rails web application development framework. The Registrant employs government-grade security measures and defensive coding techniques to protect against hackers using denial of service, script injection, and other attack repellant techniques.

The Registrant has also integrated its technology into the two leading affiliate program software platforms: NATS and MPA3. The integration offers the Registrant direct access to the thousands of sites that use these platforms and allows the TrustCashTM system to seamlessly work with these affiliate programs.

Proprietary Rights. The Registrant has filed a domestic trademark application for the TrustcashTM name and logo. The Registrant also has a U.S. patent pending for its proprietary technology (U.S. Patent Application 60/796,780 filed April 25, 2006). The Registrant currently relies on a combination of patent, trade secret, copyright and trademark law, as well as non-disclosure agreements and invention assignment agreements, to protect its technology and other proprietary information. The Registrant intends to continue to rely on such patent, trademark, service mark, copyright and trade secret laws, as applicable, and on restrictions on disclosure and transfer of title and other methods to protect its interests.

Research and Development. Over the past two years, Registrant has not invested in research and development of its current operation. However, with its acquisition of Trustcash, LLC, the Registrant now considers research and development an important factor in its future growth and development. Given the fact that the Registrant's new business is necessarily dependent on and sensitive to new developments in technology, the Registrant will invest in the further development of its technology platform to keep pace with the technological growth and development of the industry.

Our Primary Markets. The primary markets for the TrustcashTM alternative payment system are online service providers and retailers, such as online adult content providers, online dating services, and online retailers, where smaller anonymous transactions are desired, or where the customer wishes to keep personal information private. At present, online adult content providers and online dating services have provided significant potential visibility for the TrustcashTM payment option, providing brand awareness for future diversification into mainstream Internet retailing.  The Registrant also has an initial program established with a traditional retailer whose goods are available through eBay and plans to extend this relationship into additional mainstream Internet retailer partnerships, supporting a much broader consumer market.

Distribution. The Registrant distributes its cards via both a physical channel and an online channel. Physical distribution is accomplished by (i) sale of hard cards, (ii) point of sale activation (POSA) at US retailers, and (iii) electronic personal identification transactions (ePIN) at retailers where receipts are printed with TrustCodesTM. Currently, there are 60,000 US retailers that offer the TrustcashTM card payment option via MoneyGram. Registrant's online distribution channel has both a direct-to-consumer component through Registrant's own website, and an electronic retailer ("e-tailer") component where consumers can purchase Registrant's product through the websites of the online merchants with whom the consumer intends to transact. The Registrant continues to work to sign up additional e-tailers that intend to offer the TrustCashTM payment option on their websites.

Marketing. The Registrant markets its TrustcashTM payment option at the point of sale by requiring merchants (both online and physical) to display its payment badge logo at various locations on the merchants' websites. This allows the Registrant to take advantage of the advertising done by the merchants to attract customers to their own websites. A typical mid-sized merchant advertising Registrant's product receives as many as 30,000 visitors per day, each of which is exposed to Registrant's payment badge logo. To date, the Registrant has marketed its product by participating in direct business-to-business marketing to content providers, industry trade shows and panels, point of purchase marketing at merchants, and by advertising in industry trade publications. Additionally, Registrant has advertised in mainstream media outlets such as blogs, e-magazines, and print publications. Registrant plans to concentrate its marketing efforts on search engine marketing, industry-oriented public relations and activities such as co-marketing with retail partners, and by increasing general consumer awareness of availability of an alternative payment option.

Seasonality of Sales. Given the nature of Registrant's present market focus, management does not anticipate seasonal fluctuations in the present level of transaction volumes and account sign-ups. However, as Registrant's market begins to include more

"traditional" retailers, any increase in Registrant's sales volume due to such a development may be subject to seasonal fluctuations that are typical of "traditional" retail markets.

Competition. The markets for financial products and services including stored value cards and related services are intensely competitive. The anonymous payment processing segment of the industry in which the Registrant operates is relatively new and has few competitors today. Registrant believes its competitive advantages over its existing and potential competitors are (i) the security and privacy of a fixed value, non-reloadable TrustcashTM card, (ii) the simplicity and easy integration of the technology platform, (iii) the established relationships and multi-year contracts with web content providers, and (iv) the breadth of the TrustcashTM card distribution system. Existing competitors include PureVanilla Exchange, Inc., a public company, and Netcash, LLC. However, since barriers to entry are few, it is expected that numerous other competitors will arise as the market grows.

Additionally, many established companies have the ability to compete directly with Registrant. Such potential competitors include:

  Paypal;
  EBay Payments, a/k/a Billpoint, a subsidiary of eBay, Inc.;
  Yahoo! PayDirect offered by Yahoo!;
  C2it, offered by Citigroup;
  CheckFree email payment services, offered through the U.S. Postal Service;
  MoneyZap and BidPay, offered by Western Union;

  Credit card merchant processors such as First Data, Concord EFS, Paymentech, VeriSign, and Authorize.net.

These potential competitors of Registrant may have longer operating histories than the Registrant, significantly greater financial, technical, marketing, customer service, and other resources, greater name recognition, and/or a larger, more well-established base of customers. They may respond to new or changing technologies and changes in customer requirements more quickly and effectively. They may devote greater resources to research and development, promotion, and sales, and they may be able to offer lower prices for competitive products. These potential competitors may offer services for free to gain market share, and the Registrant may be required to lower its prices in order to remain competitive. Potential competing services related to established banks and financial institutions may offer greater liquidity, and may attract greater customer confidence and loyalty. If these potential competitors acquire a significant share of Registrant's target markets, Registrant may not have the resources to compete effectively, and its business may be adversely affected.

Employees.

Registrant has two full-time employees: Gregory Moss, its President and CEO; and a project manager. . Through its Trustcash, LLC subsidiary, Registrant has an employment agreement with Mr. Moss, attached as Exhibit 10.1 to this Form 8-K, and a consulting contract with Venture Resource Group LLC for the month to month services of Dennis Shafer as Chairman of the Board, attached as Exhibit 10.2 to this Form 8-K.

Government Regulations.

Various aspects of the Registrant's business or planned businesses are subject to U.S. federal, state and local regulation. The Registrant's failure to comply with applicable regulations may result in the suspension or revocation of licenses or registrations, the limitation, suspension or termination of service, and/or the imposition of civil and criminal penalties, including fines. Certain of the Registrant's services or planned services also are subject, indirectly through our relationship with a payment processing provider, to rules promulgated by various payment networks such as Visa and MasterCard and others may become subject to such rules in the future, as more fully described below.

Regulation of Internet Transactions. Because the Registrant is engaged in financial transactions involving the transfer of money, including transfers over the Internet, new laws and regulations that will affect us may be adopted. Such laws and regulations may cover issues such as: user privacy, pricing, content, copyrights, distribution, and characteristics and quality of products and services that could be applicable to our business. In addition, the growth of the Internet and electronic commerce, coupled with publicity regarding Internet fraud, may lead to the enactment of more stringent consumer protection laws. These laws may impose additional burdens on the Registrant's business. Congress is considering laws regarding Internet taxation. In addition, various states are considering legislation directed to electronic commerce which if enacted could affect the Registrant's business. The applicability of many of these laws to our business is uncertain and could expose us to substantial liability. Any new legislation or regulation, or the application of existing laws and regulations to our business, could materially and adversely affect the Registrant. If the Registrant was alleged to violate federal, state or foreign, civil or criminal law, even if it could successfully defend such claims, the Registrant could be materially and adversely affected.

Money Transmitter Regulation. The laws of a number of states require that persons engaged in the business of transmitting money register or become licensed. The Registrant is not currently engaged in such business in any jurisdiction that requires licensure, and therefore, it has not filed any registration or licensing applications. However, the future growth of the Registrant's business may cause the Registrant to become subject to such licensure requirements. The Registrant intends to apply for and to become licensed as is necessary to comply with the laws and regulations of the states in which it does business. The Registrant is not aware of any factors relating to its business, its officers and directors or its principal shareholders that would prevent it from becoming so licensed where necessary. The Registrant does not expect any licensing requirements to have any material effect on its business or operations.

Regulation of Inactivity Fees. One of the possible components of the Registrant's revenue is the possibility of charging a fee to consumers if a TrustCashTM card or account is inactive for more than 90 days. Some states have enacted, or are considering enacting, laws that will preclude Registrant from charging, collecting or retaining such fees. Registrant is not currently charging an inactivity fee, but if it were to do so in the future it may become subject to regulation in states that have such laws or regulations, and there could be an adverse material effect on its income.

Patriot Act Requirements. The Patriot Act was enacted into law in 2001. Among other things, the Patriot Act requires certain persons (including businesses which are involved in cash transactions involving more than $10,000) to file suspicious activity reports, to take certain special measures and satisfy certain due diligence requirements to combat foreign money laundering. The Patriot Act also establishes minimum new customer identification standards and recordkeeping requirements and contains certain recommended methods for verification of the identity of foreign customers. Certain information is required to be shared with law enforcement agencies. Covered businesses are required to have certain training programs and internal policies, procedures and controls in place. It is possible that certain of Registrant's activities will require compliance with the Patriot Act, and it intends to so comply.

Privacy and Information Security Regulations. Registrant provides services that may be subject to various state and Federal privacy laws and regulations. Relevant Federal privacy laws include the Gramm-Leach-Bliley Act, which applies directly to a broad range of financial institutions and indirectly to companies that provide services to financial institutions. Federal privacy laws restrict the collection, processing, storage, use and disclosure of personal information, require notice to individuals of privacy practices and provide individuals with certain rights to prevent use and disclosure of protected information. These laws also impose requirements for safeguarding personal information through the issuance of data security standards or guidelines. Certain state laws impose similar privacy obligations, as well as, in certain circumstances, obligations to provide notification to affected individuals, state officers and consumer reporting agencies, as well as businesses and governmental agencies that own data, of security breaches of computer databases that contain personal information.

Money Laundering Regulations. As a money services provider, Registrant is subject to state and federal laws designed to prevent the transmission of the proceeds of criminal activities or funds intended for use in a criminal transaction. Registrant is also subject to regulations of the U.S. Treasury Department Financial Crimes Enforcement Network ("FinCEN"), requiring reporting and recordkeeping of various transactions. FinCEN regulations require money services providers such as Registrant to register with the Treasury Department, to report suspicious transactions, and to obtain and keep detailed records of senders and recipients in certain circumstances. Registrant believes it has taken the appropriate action, and that it has the appropriate processes in place, to comply with these regulations.

Regulation of Environmental Matters. Based on our current operations, environmental protection requirements do not have a significant financial and operational effect on the capital expenditures, earnings and competitive position of our company in the current financial year and are not expected to have a significant effect in the reasonably foreseeable future.

Business Risks

Development Stage Entity Risks. Registrant may be considered to be in its development stage.  Since inception, Trustcash has generated minimal revenues, no operating income and has incurred significant losses, principally from selling, general and administrative expenses.  From its inception in 2003 to December 31, 2006 it had accumulated losses (audited) of ($1,544,364).  Its audited December 31, 2006 financial statements contain an explanatory paragraph (Note 2) to the effect that its ability to continue as a going concern is dependent upon its ability to enter into sales agreements with more significant content providers and to raise additional financing, as to neither of which can any assurance be given.  See the audited Financial Statements included in Item 9.01 of this Form 8-K.

Inability to Meet Cash Flow Requirements; Immediate Need for Substantial Additional Capital. To date, Registrant's operations have been financed through debt and the sale of equity. The Registrant has a "burn rate" of approximately $40,000 per month, and although it had approximately $125,000 cash on hand as of June 30, 2007, it does not have adequate cash flow from operations or financing activities to meet its needs. If unanticipated expenses, problems, or unforeseen business difficulties arise, Registrant will not be able to continue to operate within its budget, and additional funds would be necessary to sustain operations. In fact, additional financing is now being sought because at its current "burn rate" Registrant could exhaust its cash on hand by October 30, 2007. Such financings likely would result in the dilution of current shareholder interests, which may be detrimental to the business, image or reputation of the Registrant. The Registrant may not be able to obtain additional funds on acceptable terms, or at all. The

Registrant does not currently have any established third-party bank credit arrangements. If the Registrant is unable to obtain additional funds when needed, it could be required to curtail all of its operations.

Dependence on Third Parties; Acceptance and Viability of TrustCashTM Product. The Registrant is dependent upon entering into agreements with Internet content providers, or websites, and traditional or Internet money services providers, the success of such third party providers in attracting customers who seek anonymity in their purchase of the products or services offered thereby.  Although the  Registrant's providers principally offer dating services and adult entertainment, whose customers would be expected to seek anonymity in their patronage of such websites, the Registrant has been unable to generate meaningful revenues, and it is possible that the TrustcashTM product offered by the Registrant is not commercially accepted nor economically viable.  See also "Capacity Constraints and System Disruptions," below.

Ability to Keep Up with Technological Change. The Registrant maintains a website which requires substantial development and maintenance efforts and entails significant technical and business risks. To remain competitive, it must continue to enhance and improve the responsiveness, functionality and features of its website, as well as its presentation and placement on the websites of participating web content providers.  The Internet and the e-commerce industry are characterized by rapid technological change, the emergence of new industry standards and practices and changes in customer requirements and preferences.  Therefore, the Registrant may be required to license emerging technologies or develop new technology that addresses the needs of current and prospective customers and web content providers, and adapt to technological advances and emerging industry and regulatory standards and practices in a cost-effective and timely manner.  The ability to remain technologically competitive will require substantial expenditures and lead time, and the Registrant's failure to do so may harm its business and results of operations.

Potential Liability for Online Content. The Registrant may face potential liability for claims based on the nature and content of the websites, which principally provide adult entertainment and dating services, which accept TrustCashTM as a form of payment.  The Registrant's general liability insurance may not cover any such liability or the cost of defending any such claims.  Therefore, any such claims or imposition of liability could have a material adverse effect on the Registrant's reputation and its business, financial condition and results of operations.  There can be no assurance that contractual provisions attempting to limit the Registrant's liability in such areas would be successful or enforceable, or that other parties would accept such contractual provisions as part of the Registrant's agreements, any of which could have a material adverse effect on the its business, results of operations and financial condition.

Capacity Constraints and Vulnerability to System Disruptions. The satisfactory performance, reliability and availability of the Registrant's website and its network infrastructure are critical to establishing and maintaining relationships with the Registrant's participating web content providers and their consumers. System interruptions that result in the unavailability of the Registrant's website or slower response times for such providers or consumers could reduce the attractiveness of the Registrant's service to both consumers and web content providers. Additionally, any substantial increase in traffic on the Registrant's or such providers' websites could require the Registrant to expand and/or adapt its network infrastructure. The Registrant's inability to add additional software and hardware to accommodate increased traffic on its or such providers' websites may cause unanticipated system disruptions and result in slower response times. There can be no assurance that the Registrant will be able to expand its network infrastructure on a timely basis to meet any increased demand. Any increase in system interruptions or slower response times resulting from the foregoing factors could have a material adverse effect on the Registrant's business, financial condition and results of operations.

The Registrant's operations are vulnerable to interruption by fire, power loss, telecommunications failure and other events beyond the Registrant's control. In addition, because the Registrant uses an offsite host server that is run by a third party vendor, the Registrant and the web content providers accepting TrustCashTM as a form of payment could incur additional delays in the event there is a failure of the third party host server compared to the failure of an onsite server.  Any such losses or damages to the Registrant's website and network infrastructure could have a material adverse effect on its business, financial condition and results of operations.

Susceptibility to Security Risks. Programmers or "hackers" may attempt to penetrate the Registrant's network security. If successful, such actions could have a material adverse effect on the Registrant's business, financial condition and results of operations. A party who is able to penetrate the Registrant's network security could misappropriate proprietary information or cause interruptions in the Registrant's website. The Registrant might be required to expend significant capital and resources to protect against the threat of such security breaches or to alleviate problems caused by such breaches. Concerns over the security of Internet transactions and the privacy of users may also inhibit the growth of the Internet generally, particularly as a means of conducting commercial transactions. Security breaches or the inadvertent transmission of computer viruses could expose the Registrant to a risk of loss or litigation and possible liability. There can be no assurance that contractual provisions attempting to limit the Registrant's liability in such areas would be successful or enforceable, or that other parties would accept such contractual provisions as part of the Registrant's agreements, any of which could have a material adverse effect on the Registrant's business, results of operations, and financial condition.

Susceptibility to Risks Associated with Domain Names. The Registrant currently holds the web domain name, "TrustCash.com."  The regulation of domain names in the United States and in foreign countries is subject to change. Governing bodies may establish additional top-level domains, appoint additional domain name registrars or modify the requirements for holding domain names. As a result, there can be no assurance that the Registrant will be able to acquire or maintain relevant domain names in all countries in which it conducts or wishes to conduct business. In addition, although the Registrant has filed a trademark application for "TrustCash", the relationship between regulations governing domain names and laws protecting trademarks and similar proprietary rights is unclear. The Registrant, therefore, may be unable to prevent third parties from acquiring domain names that are similar to, infringe upon, or otherwise decrease the value of its proprietary rights. Any such inability could have a material adverse effect on the Registrant's business, financial condition, and results of operations.

Dependence upon Gregory Moss. The success of the Registrant's business is dependent upon the active participation of Gregory Moss, the co-founder of Registrant's Trustcash, LLC subsidiary and Registrant's President and Chief Executive Officer.  Trustcash, LLC has an employment agreement with Mr. Moss expiring January 30, 2009, and it maintains $1,000,000 of "key man" insurance on Mr. Moss.  Nonetheless, in the event the Registrant should lose the services of Mr. Moss for any reason whatsoever, the Registrant's business would suffer materially.  There can be no assurance that the Registrant would be able to employ qualified person(s) on acceptable terms to replace him.  The Registrant's success also will depend in large part upon its ability to attract and retain qualified marketing and sales personnel, and there can be no assurance that the Registrant will be successful in hiring or retaining such personnel.  The Registrant's inability to hire or retain qualified personnel could have a material adverse effect on the Registrant's business, financial condition or results of operations.

Risks of Rapid Growth. The Registrant's strategy contemplates significant growth in its business, which would place demands on its management and limited resources.  To manage any such growth, the Registrant would be required to attract and train additional qualified personnel, and it may be required to expand its facilities.  If the Registrant is unable to effectively manage growth, the Registrant's business, operating results and financial condition could be adversely affected.

The Presence of Established Potential Competitors in the Market. The anonymous payment processing segment of the industry in which the Registrant operates is relatively new and has few competitors today, including PureVanilla Exchange, Inc., a public company, and Netcash, LLC, but, since barriers to entry are few, it is expected that numerous other competitors will arise as the market grows. Additionally, many established companies have the ability to compete directly with Registrant (e.g. PayPal; eBay Payments, a/k/a Billpoint, a subsidiary of eBay, Inc.). These potential competitors of Registrant may have longer operating histories than the Registrant, significantly greater financial, technical, marketing, customer service, and other resources, greater name recognition, and/or a larger, more well-established base of customers. They may respond to new or changing technologies and changes in customer requirements more quickly and effectively. They may devote greater resources to research and development, promotion, and sales, and they may be able to offer lower prices for competitive products. They may offer services for free to gain market share, and the Registrant may be required to lower its prices in order to remain competitive. Potential competing services related to established banks and financial institutions may offer greater liquidity, and may attract greater customer confidence and loyalty. If these potential competitors acquire a significant share of Registrant's target markets, Registrant may not have the resources to compete effectively, and its business may be adversely affected.

Dependence on Intellectual Property Rights. The Registrant's success depends, in large part, on its ability to protect its current and future brands and products and to defend its intellectual property rights. The Registrant cannot be sure that trademarks will be issued with respect to any future trademark applications or that its competitors will not challenge, invalidate or circumvent any existing or future trademarks issued to, or licensed by the Registrant. Some of Registrant's competitors, many of whom are more established and have greater financial and personnel resources than the Registrant, may be able to replicate the Registrant's processes, brands, flavors, or unique market segment products in a manner that could circumvent protective safeguards. The Registrant can offer no absolute assurance that its proprietary business information will remain confidential.

Government Regulations. There have been increased governmental efforts to prevent money laundering and terrorist financing, as well as public attention to concerns about consumer privacy and data protection.  These two policy goals -- the prevention of money laundering and terrorist financing and the protection of consumer privacy -- may conflict, and the law in these areas is not consistent or settled.  The legal, political and business environments in this area are rapidly evolving, and subsequent legislation, regulation, litigation, court rulings or other events could expose the Registrant to liability and reputational damage.  The Registrant also is subject to the laws and regulations described in the subsection titled "Governmental Regulations" above, which may be directly applicable to Registrant's operations.  Although there currently are laws and regulations directly applicable to the Internet and commercial online services, it is possible that a number of new laws and regulations may be adopted covering issues such as user privacy, pricing, content, copyrights, distribution, antitrust and characteristics and quality of products and services.  Furthermore, the growth and development of the market for online commerce may prompt calls for more stringent consumer protection laws that may impose additional burdens on those companies conducting business online.  The adoption of any such new laws or regulations may decrease the growth of the Internet or commercial online service providers whose customers seek the security and anonymity that are provided by the Registrant's TrustCashTM payment service.  This could, in turn, decrease the demand for the Registrant's services and increase the cost of doing business.  Moreover, the applicability to the Internet and commercial online service providers of existing laws in various jurisdictions governing issues such as adult entertainment, dating services, sales and other taxes and personal privacy is uncertain. Any such new legislation or regulations, the application of laws and regulations from jurisdictions whose laws do not currently apply to the Registrant's business, or the application of existing laws and regulations to the Internet and commercial online services could have a material adverse effect on the Registrant's business, financial condition and results of operations.

Other Risk Factors

Concentration of Ownership. The directors and executive officers of Registrant beneficially own approximately 31% of its common stock. Accordingly, these persons, as a group, will be able to exert significant influence over the direction of company affairs and business, including any determination with respect to our acquisition or disposition of assets, future issuances of common stock or other securities, and the election or removal of directors. Such a concentration of ownership may also have the effect of delaying, deferring, or preventing a change in control of the Registrant or cause the market price of its stock to decline. Notwithstanding the exercise of their fiduciary duties by the directors and executive officers and any duties that such other stockholder may have to other stockholders in general, these persons may have interests different than the disinterested stockholders.

Potential Shareholder Dilution - Preferred Stock.  The Registrant has approximately 270,000,000 shares of common stock unissued and not reserved for specific issuances.  Under many circumstances, all of such shares could be issued without any action or approval by the Registrant's shareholders.  The Registrant also is authorized to issue 50,000,000 shares of "blank check" Preferred Stock with such designations, rights of conversion into common stock and other rights and preferences as may be determined from time to time by the Board of Directors.  Accordingly, the Registrant's Board of Directors, without stockholder approval, may issue preferred stock with dividend, liquidation, conversion, voting or other rights which could adversely affect the voting power or other rights of the holders of common stock.  Any issuance of such common or preferred stock would substantially dilute the percentage ownership of the Registrant held by purchasers of the offered securities and could adversely affect prevailing market prices, if any.  The preferred stock thus could be utilized, under certain circumstances, as a method of discouraging, delaying or preventing a change in control of the Registrant.

Potential for a Negative Market Reaction to Stock Sales Made Pursuant to Registration Rights Agreements and Rule 144. The sale of a substantial number of shares of our common stock, or the perception that such sales could occur, could adversely affect prevailing market prices, if any, for such common stock.  In addition, any such sale or perception could make it more difficult for the Registrant to sell equity, or equity related, securities in the future at a time and price that it deems appropriate.  Sales of the Registrant's common stock not registered under the Securities Act typically are effected under Rule 144.  Under Rule 144, sales of common stock by a shareholder during any three-month period generally cannot exceed an amount equal to 1% of the number of shares of common stock outstanding, although more shares could be sold if such stock has a higher average weekly trading volume.  As of June 30, 2007, there are approximately 77,549,138 shares of common stock of the Registrant issued and outstanding.  Approximately 50,000,000 shares of "restricted" common stock will be salable under Rule 144 commencing 12 months after the closing of the Purchase Agreement, e.g., on July 1, 2008. The Registrant entered into a Registration Rights Agreement (attached as Exhibit 4.3 to this Form 8-K), pursuant to which the Registrant has agreed to file a registration statement under the Securities Act registering the 500,000 shares of common stock the Registrant sold in its private placement made in connection with the Purchase Agreement and the 6,000,000 shares issuable upon the exercise of the Brennecke Warrant (attached as Exhibit 4.2 to this Form 8-K). Upon the effectiveness of such registration statement, those shares of common stock would be immediately eligible for resale in the public market without restriction (assuming the exercise of such Warrant). The Registrant also would include in any such registration statement the 9,305,897 shares of common stock issued to certain former owners of Trustcash, LLC pursuant to the Piggyback Registration Rights Agreement (attached as Exhibit 4.6 to this Form 8-K).  There likely would be a negative effect from future sales of such registered shares of the Registrant's common stock, or the availability of such shares for future sale, on the market price, if any, of such common stock and on the Registrant's ability to raise capital through an offering of its equity securities.

No Anticipated Dividends. For the foreseeable future, it is anticipated that earnings, if any, that may be generated from our operations will be used to finance our operations and that cash dividends will not be paid to holders of our common stock. The unlikelihood of cash dividends may have a negative effect on future sales of the Registrant's common stock, on the market price, if any, of such common stock, and on the Registrant's ability to raise capital through an offering of its equity securities.

High-Risk Penny Stock. Since the Registrant's common stock is a "penny stock", as defined in Rule 3a51-1 under the Exchange Act, it will be more difficult for investors to liquidate their investment. Until such time, if ever, as the trading price of the common stock rises above $5.00 per share, trading in the Registrant's common stock is subject to the penny stock rules of the Exchange Act specified in Rules 15g-1 through 15g-10. Those rules require broker-dealers, before effecting transactions in any penny stock, to:

  Deliver to the customer, and obtain a written receipt for, a disclosure document;
  Disclose certain price information about the stock;

  Disclose the amount of compensation received by the broker-dealer or any associated person of the broker-dealer;

  Send monthly statements to customers with market and price information about the penny stock; and

   In some circumstances, approve the purchaser's account under certain standards and deliver written statements to the customer with information specified in the rules.

Consequently, the penny stock rules may restrict the ability or willingness of broker-dealers to sell the common stock and may affect the ability of holders to sell their common stock in the secondary market and the price at which such holders can sell any such securities. These additional procedures could limit the Registrant's ability to raise additional capital in the future.

Management's Discussion and Analysis of Financial Condition and Results of Operations

Results of Operations. During the three month period ended March 31, 2007, the Registrant was involved in the evaluation of the results of Phase 1A of the exploration program on the St. John Mineral Claim, identifying alternative business opportunities, negotiating with Trustcash, LLC, completing a private placement, and entering into bridge loan agreements with Trustcash, LLC.

Net Losses. Since inception to March 31, 2007, the Registrant has recorded accumulated net losses of $579,909, which is primarily attributable to losses from general and administrative expenses and the discontinuation of business operations.

Net losses for the three month period ended March 31, 2007, were $33,741 as compared to net losses of $35,950 for the three month period ended March 31, 2006. Net losses during the current three month period can be attributed to general and administrative expenses of $34,827 offset by interest income of $2,137. During the three month period ended March 31, 2007, the Registrant did not realize any revenues from operations.

The Registrant expects to continue to incur net losses in future periods until such time as revenue growth is sufficient to cover operating expenses.

Capital Expenditures. The Registrant expended no amounts on capital expenditures for the period from inception to March 31, 2007.

Income Tax Expense (Benefit). The Registrant has an income tax benefit resulting from net operating losses to offset any future operating profit. However, the registrant has not recorded this benefit in the financial statements because it cannot be assured that we will utilize the net operating losses carried forward in future years. Further, utilization of the net operating losses may be limited under the Internal Revenue Code.

Impact of Inflation. The Registrant believes that inflation has had a negligible effect on operations over the past three years. The registrant believes that it can offset inflationary increases by improving operating efficiencies.

Liquidity and Capital Resources. The Registrant is in the development stage and, since inception, has experienced significant changes in liquidity, capital resources and shareholders' equity. The Registrant had current and total assets of $235,850, with current and total liabilities of $479,478, and net stockholders' deficit was $243,628, all at March 31, 2007.

Cash flow used in operating activities since inception was $397,712. Cash flow used in operating activities was $33,741 for the three month period ended March 31, 2007, as compared to cash flow used in operating activities of $35,950 for the three month period ended March 31, 2006. Cash flow used in operating activities in the current three month period was used primarily for general and administrative expenses.

 Cash flow used in investing activities since inception was $11,130. Cash flow used in investing activities was $0 for the three month periods ended March 31, 2007 and 2006.

Cash flow provided by financing activities since inception was $512,798. Cash flow provided by financing activities was $31,848 for the three month period ended March 31, 2007, as compared to cash flow provided by financing activities of $24,883 for the three month period ended March 31, 2006. The cash flow provided by financing activities during the three month period ended March 31, 2007, is attributable to the sale of common equity for proceeds of $200,000 offset by the bridge loans to Trustcash, LLC of $175,000.

The Registrant's current assets may however not be sufficient to conduct its plan of operation over the next 12 months.  The Registrant has no current commitments or arrangements with respect to, or immediate sources of funding. Further, no assurances can be given that funding, if needed, would be available or available on acceptable terms. Although, its major shareholders would be the most likely source of new funding in the form of loans or equity placements none have made any commitment for future investment and the Company has no agreement formal or otherwise. The Registrant's inability to obtain funding will have a material adverse affect on its plan of operation.

As of March 31, 2007, the Registrant has no current plans for the purchase or sale of any plant or equipment, and no current plans to make any changes in the number of employees.

Critical Accounting Policies. In the notes to the audited financial statements for the year ended December 31, 2006, included in the Registrant's Form 10-KSB, the Registrant discussed those accounting policies that are considered to be significant in determining the results of operations and our financial position. The Registrant believes that the accounting principles which we utilized conform to accounting principles generally accepted in the United States of America.

The preparation of financial statements requires the Registrant's management to make significant estimates and judgments that affect the reported amounts of assets, liabilities, revenues and expenses. By their nature, these judgments are subject to an inherent degree of uncertainty. On an on-going basis, the Registrant evaluates estimates. It bases its estimates on historical experience and other facts and circumstances that are believed to be reasonable, and the results form the basis for making judgments about the carrying value of assets and liabilities. The actual results may differ from these estimates under different assumptions or conditions.

Recent Accounting Pronouncements. In March 2006, the Financial Accounting Standards Board (the "FASB") issued Statements of Financial Accounting Standards ("SFAS") No. 156, "Accounting for Servicing of Financial Assets", which amends SFAS No. 140. SFAS No. 156 may be adopted as early as 1 January 2006, for calendar year-end entities, provided that no interim financial statements have been issued. Those not choosing to early adopt are required to apply the provisions as of the beginning of the first fiscal year that begins after 15 September 2006 (e.g. 1 January 2007, for calendar year-end entities). The intention of the new statement is to simplify accounting for separately recognized servicing assets and liabilities, such as those common with mortgage securitization activities, as well as to simplify efforts to obtain hedge-like accounting. Specifically, the FASB said SFAS No. 156 permits a servicer using derivative financial instruments to report both the derivative financial instrument and related servicing asset or liability by using a consistent measurement attribute, or fair value. The adoption of SFAS No. 156 is not expected to have a material impact on the Registrant's financial position, results of operations or cash flows.

In February 2006, the FASB issued SFAS No. 155, "Accounting for Certain Hybrid Financial Instruments", which amends SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" and SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities". SFAS No. 155 permits fair value measurement for any hybrid financial instrument that contains an embedded derivative that otherwise would require bifurcation, establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or hybrid financial instruments containing embedded derivatives. The adoption of SFAS No. 155 is not expected to have a material impact on the Registrant's financial position, results of operations or cash flows.

In May 2005, the FASB issued SFAS No. 154, "Accounting Changes and Error Corrections - A Replacement of APB Opinion No. 20 and SFAS No. 3". SFAS No. 154 changes the requirements for the accounting for and reporting of a change in accounting principle and applies to all voluntary changes in accounting principle. It also applies to changes required by an accounting pronouncement in the unusual instance that the pronouncement does not include specific transition provisions. SFAS No. 154 requires retrospective application to prior periods' financial statements of changes in accounting principle, unless it is impracticable to determine either the period-specific effects or the cumulative effect of the change. The provisions of SFAS No. 154 are effective for accounting changes and correction of errors made in fiscal years beginning after 15 December 2005. The adoption of this standard is not expected to have a material effect on the Registrant's results of operations or financial position.

Going Concern. The Registrant's audit expressed substantial doubt as to the Registrant's ability to continue as a going concern as a result of limited operations. The Registrant's accumulated deficit was $546,168 as of December 31, 2006, which had increased to $579,909 as of March 31, 2007. Its ability to continue as a going concern is subject to its ability to realize a profit from operations and /or obtain funding from additional sources.  .

Forward Looking Statements. Forward Looking Statements and Factors That May Affect Future Results and Financial Condition

Many of the statements contained in this current report, with the exception of historical facts, are forward looking statements within the meaning of the Private Securities Litigation Reform Act of 1995, which reflect Registrant's current expectations and beliefs regarding its future results of operations, performance, and achievements. These statements are subject to risks and uncertainties and are based upon assumptions and beliefs that may or may not materialize. These forward looking statements include, but are not limited to, statements concerning:

  Registrant's anticipated financial performance and business plan;

   the sufficiency of existing capital resources;

   Registrant's ability to raise additional capital to fund cash requirements for future operations;

  the ability of the Corporation to generate revenues to fund future operations;

  the volatility of the stock market; and

  general economic conditions.

The Registrant wishes to caution readers that the Registrant's operating results are subject to various risks and uncertainties that could cause its actual results to differ materially from those discussed or anticipated including the factors set forth above in the section entitled "Risk Factors." The Registrant also wishes to advise readers not to place any undue reliance on the forward looking statements contained in this report, which reflect Registrant's beliefs and expectations only as of the date of this report. The Registrant assumes no obligation to update or revise these forward looking statements to reflect new events or circumstances or any changes in its beliefs or expectations, other that is required by law.

DESCRIPTION OF PROPERTY

The Registrant's corporate offices are located at 400 Park Avenue, Suite 1420, New York, New York 10022, where its phone number is (800) 975-5196. The lease for this office is on a month to month basis, terminable by Registrant on 60 days advance notice and by its landlord on 90 days advance notice. The Registrant pays rent of $ 3,375 a month for these premises. The current office space occupied by the Registrant is expected to meet its operational needs for the next six months; thereafter the Registrant may need to increase the existing office space or relocate.

SECURITY OWNERSHIP OF CERTAIN BENEFICIAL OWNERS AND MANAGEMENT

The following table sets forth certain information concerning the number of shares of the Registrant's common stock owned beneficially as of July 6, 2007, by: (i) each person (including any group) known to us to Registrant more than five percent (5%) of any class of its voting securities, (ii) each of its directors, and (iii) officers and directors as a group. Unless otherwise indicated, the shareholders listed possess sole voting and investment power with respect to the shares shown.

Title of Class	Name and Address of Beneficial Owner	Amount and Nature of Beneficial Ownership(1)	Percentage of Class(1)
Common	Kent Carasquero(2) 325-3495 Cambie Street Vancouver, British Columbia V5Z 4R3	559,680	0.7%
Common	Gregory Moss(3) 400 Park Avenue, Suite 1420 New York, New York 10022	16,913,959	21.8%
Common	Dennis Shafer(3) 400 Park Avenue, Suite 1420 New York, New York 10022	7,754,914	10.0%
	Directors and Executive Officers as a Group(4)	25,228,553	32.5%
Notes:
(1)	Percentages are based on 77,549,138 shares of common stock issued and outstanding. Except as otherwise indicated, Registrant believes that the beneficial owners of the common stock listed above, based on information furnished by such owners, have sole investment and voting power with respect to such shares, subject to community property laws where applicable. Beneficial ownership is determined in accordance with the rules of the SEC and generally includes voting or investment power with respect to securities. Shares of common stock subject to options or warrants currently exercisable, or exercisable within 60 days, are deemed outstanding for purposes of computing the percentage ownership of the person holding such option or warrants, but are not deemed outstanding for purposes of computing the percentage ownership of any other person.
(2)	Mr. Kent Carasquero is a director.
(3)

Gregory Moss is President and Chief Executive Officer, and Dennis Shafer is Chairman of the Board, of the Registrant, and each will be appointed as a director effective ten days after the delivery of an Information Statement to all of the Registrant's shareholders in compliance with Section 14(f) of the Exchange Act and Rule 14f-1 thereunder.

(4)	Includes Messrs Carasquero, Moss, and Shafer.

DIRECTORS, EXECUTIVE OFFICERS, PROMOTERS AND CONTROL PERSONS

Mr. Kent Carasquero resigned as the Chief Executive Officer, Chief Financial Officer, Principal Accounting Officer and Treasurer on June 30, 2007. Mr. Carasquero remains a director. Mr. Gregory Moss was appointed President and Chief Executive Officer, and Mr. Dennis Shafer was appointed Chairman of the Board, of the Registrant as of June 30, 2007. Messrs. Gregory Moss and Dennis Shafer will each be appointed a director, effective ten days after the delivery of the Information Statement to all of the Registrant's shareholders in compliance with Section 14(f) of the Exchange Act and Rule 14f-1 thereunder.

Table of Directors and Officers

Directors: Name of Director and Address(1)	Age

Kent Carasquero 325-3495 Cambie Street Vancouver, British Columbia V5Z 4R3	40
Gregory Moss	35	(to be appointed)
Dennis Shafer	61	(to be appointed)

Executive Officers:

Name and Address(1)	Age	Office(s) Held

Gregory Moss	35	President and Chief Executive Officer
Dennis Shafer	61	Chairman of the Board
(1)	Unless otherwise noted in the table above, the address of each director and officer listed on the table is c/o Trustcash Holdings, Inc., 400 Park Avenue, Suite 1420, New York, New York.

Director and Officer Biographies

Set forth below is a brief description of the background and business experience of each of Registrant's past and newly appointed executive officers and our past and proposed directors for the past five years.

Gregory Moss - President, Chief Executive Officer and to be appointed Director.  Mr. Moss became President and CEO on June 30, 2007, upon the closing of the Purchase Agreement. He co-founded Trustcash, LLC in 2003 and has served as its President and CEO since inception.  Prior to starting Trustcash, LLC, from July 2001 to October 2005 Mr. Moss was Vice President of Partnership Development of In-Store Broadcasting Network ("IBN") where he was responsible for building a national media network of over 15,000 grocery and drug stores making IBN one of the largest in-store media companies in the U.S. The IBN network reaches 1 billion shopper visits per month.  While working at IBN, Mr. Moss realized the opportunity to create a stored value transaction system that would allow anyone with Internet access - even those without credit cards - to buy anonymously and safely online.  Mr. Moss has since leveraged his relationships and experience from IBN to achieve for Trustcash, LLC the distributing network of Ingram Entertainment. A description of Mr. Moss' employment agreement is provided below in the subsection titled "Equity Compensation Plan."

Dennis Shafer - Chairman of the Board and to be appointed Director.  Mr. Shafer became Chairman on June 30, 2007, upon the closing of the Purchase Agreement. Since February 1, 2007, he has served as Chairman of the Board of Trustcash, LLC through a consulting agreement with his company, Venture Resource Group LLC, which he founded in 2000 and where he serves as its President. Mr. Shafer is active in providing advisory and management services to private equity firms engaged in leveraged buyouts, as well as startups and early growth ventures in technology and consumer products and services. He provided financing and business development for a pioneer in the Internet video streaming business during the emergence of Internet retailing, managed the merger of a NASDAQ company with a private business, led the sale of a large private company to a NYSE corporation, and has provided business strategy and financing services to a variety of other innovative consumer businesses.  Previously, he was President and CEO of Benetton Sportsystem, the former sports subsidiary of the Italian-based Benetton Group (NYSE-BNG). The Benetton Sportsystem included Rollerblade, the founder of in-line skating; Prince, the inventor of oversized and wide body tennis racquets; and Nordica, a world-wide leader in ski products for over 50 years. Prior to joining Rollerblade, Shafer held the position of `President of Carlisle Plastics Home and Institutional Products, a division of one of the world's largest manufacturers of plastic products. He has also held senior management positions with other consumer goods manufacturers, was founder of two startup businesses, and has acted as strategic consultant to a variety of Fortune 500 corporations and investment companies. A description of Mr. Shafer's consulting agreement is provided below in the subsection titled "Equity Compensation Plan."

Kent Carasquero - Director. Mr. Carasquero has been a director of Registrant since January 2005. He was its CEO, Treasurer, Chief Financial Officer, and Chief Accounting Officer from January 2005 until June 30, 2007. He holds an Advanced BA in Economics from the University of Manitoba. Since 2002, Mr. Carasquero has been the president of Tyee Capital Consultants, Inc., a private company involved in assisting publicly and privately held corporations in all major industry groups with structuring, marketing, investor communications, and financing activities. Mr. Carasquero served as an officer and director of Capital Hill Gold, Inc., an exploration stage mining company, from February of 2004 until March of 2005. Mr. Carasquero also served as an officer and director of Mangapets, Inc., a software development company, from April 2004 until September 2004.

Term of Office

Directors are appointed for a one-year term to hold office until the next annual general meeting of Registrant's shareholders or until removed from office in accordance with Registrant's bylaws. Registrant's officers are appointed by its board of directors and hold office until removed by the board.

Committees of the Board of Directors

The Registrant does not have a separately designated executive committee, nominating committee or audit committee of the Board of Directors.

Director Nominations

The Board of Directors does not have a standing nominating committee or committee performing similar functions. The Board of Directors does not believe that a defined policy with regard to the consideration of candidates recommended by stockholders is necessary at this time because, given the early stages of the Registrant's development, a specific nominating policy would be premature and of little assistance until the Registrant's business operations are at a more advanced level.

Until the new Board of Directors reviews this issue further, the entire Board of Directors of the Registrant, upon the recommendation of a majority of the independent directors (as independence is defined in Rule 4200(a)(15) of the Rules of National Association of Securities Dealers), will select the nominees for election to the Board in the future.

Criteria for Nomination to the Board. In evaluating director candidates, regardless of the source of the nomination, the Board of Directors will consider the composition of the Board as a whole, the requisite characteristics (including independence, diversity, age, skills and experience) of each candidate, and the performance and continued tenure of incumbent Board members. The Board of Directors has not established specific minimum qualifications in this connection. No formal policy has been established for the consideration of candidates recommended by shareholders, given the fact that we have not received any shareholder recommendations in the past. The Board of Directors does not believe the lack of such a policy would materially affect its willingness to consider a suitable candidate recommended by shareholders.

Process for Identifying and Evaluating Nominees. The Registrant anticipates that its independent directors will initiate the process for identifying and evaluating nominees to the Board of Directors by identifying a slate of candidates who meet the criteria for selection as nominees and have the specific qualities or skills being sought based on input from all members of the Board of Directors and, if appropriate, a third-party search firm. The independent directors will evaluate these candidates by reviewing their biographical information and qualifications and checking the candidates' references. Qualified nominees will be interviewed by at least one independent director. Appropriate candidates will meet with all the independent directors, and using the input from such interviews and the information obtained by them, the independent directors will evaluate which of the prospective candidates is qualified to serve as a director and whether they should recommend to the Board of Directors that the Board nominate or elect to fill a vacancy with these final prospective candidates.

Candidates recommended by the independent directors will be presented to the Board for selection as nominees to be presented for the approval of the shareholders or for election to fill a vacancy.

Compensation Committee

The new Board of Directors has not formed a Compensation Committee and will revisit this issue once officially appointed. Until a Compensation Committee is appointed, the entire Board of Directors of Registrant will make recommendations regarding salaries, bonuses and other incentive compensation for our executive officers.

Audit Committee

The Registrant does not have an audit committee charter or a charter governing the audit review process. The new Board of Directors will revisit this issue once officially appointed.

Significant Employees

The Registrant has no employees who are not directors or executive officers, but who are expected to make a significant contribution to our business.

Involvement in Certain Legal Proceedings

During the past five years, none of the current or proposed directors or officers of Registrant has been:

  a general partner or executive officer of any business against which any bankruptcy petition was filed, either at the time of the bankruptcy or two years prior to that time;
  convicted in a criminal proceeding or named subject to a pending criminal proceeding (excluding traffic violations and other minor offenses);
  subject to any order, judgment or decree, not subsequently reversed, suspended or vacated, of any court of competent jurisdiction, permanently or temporarily enjoining, barring, suspending or otherwise limiting his involvement in any type of business, securities or banking activities; or
  found by a court of competent jurisdiction (in a civil action), the Securities and Exchange Commission or the Commodity Futures Trading Commission to have violated a federal or state securities or commodities law, and the judgment has not been reversed, suspended or vacated.

Family Relationships

There is no family relationship among the above officers and directors.

Compliance with Section 16(a) of the Securities Exchange Act of 1934

Section 16(a) of the Exchange Act requires our executive officers and directors, and persons who beneficially own more than ten percent of Registrant's equity securities, to file reports of ownership and changes in ownership with the Securities and Exchange Commission. Officers, directors and greater than ten percent shareholders are required by SEC regulation to furnish the Registrant with copies of all Section 16(a) forms they file. During the fiscal year ended December 31, 2006 and the quarter ended March 31, 2007, Mr. Kent Carasquero, a former officer of the Registrant and current director of the Registrant had made the required filings under Section 16(a).

EXECUTIVE COMPENSATION

Summary Compensation Table

The following table summarizes the compensation paid to the President and Chief Executive Officer of Registrant during the last three complete fiscal years. No other officer or director received annual compensation in excess of $100,000 during the last three complete fiscal years.

Summary Compensation Table
Name and Principal Position	Year	Salary ($)	Bonus ($)	Stock Awards ($)	Option Awards ($)	Non-Equity Incentive Plan Compensation ($)	Change in Pension Value and Nonqualified Deferred Compensation ($)	All Other Compensation ($)	Total ($)
Kent Carasquero Director and former CEO, CFO, PAO	2006 2005 2004	60,000 55,000 -	- - -	- - -	- - -	- - -	- - -	- - -	60,000 55,000 -
Gregory Moss, CEO and Director	2006 2005 2004	N/A N/A N/A	N/A N/A N/A	N/A N/A N/A	N/A N/A N/A	N/A N/A N/A	N/A N/A N/A	N/A N/A N/A	N/A N/A N/A
Dennis Shafer Chairman and Director	2006 2005 2004	N/A N/A N/A	N/A N/A N/A	N/A N/A N/A	N/A N/A N/A	N/A N/A N/A	N/A N/A N/A	N/A N/A N/A	N/A N/A N/A

Stock Options/SAR Grants

No grants of stock options or stock appreciation rights were made during the fiscal year ended December 31, 2006 to the named executive officers or any other parties.

Long-Term Incentive Plans.

The Registrant has no arrangements or plans in which it provides pension, retirement or similar benefits for directors or executive officers, except that its directors and executive officers may receive stock options at the discretion of the Board of Directors. The Registrant does not have any material bonus or profit sharing plans pursuant to which cash or non-cash compensation is or may be paid to its directors or executive officers, except that stock options may be granted at the discretion of the Board of Directors.

Non-Qualified Deferred Compensation

There are no arrangements or plans in which Registrant provides non-qualified deferred compensation to directors or employees.

Compensation of Directors.

No cash compensation was paid to Registrant's sole director for his services as a director during the fiscal year ended December 31, 2006. The Registrant has no standard arrangement pursuant to which its directors are to be compensated for their services in their capacity as directors except; for the granting, from time to time, of incentive stock options. The board of directors may award special remuneration to any director undertaking any special services on behalf of our company, other than services ordinarily required of a director. Other than indicated below, no director received and/or accrued any compensation for his services as a director, including committee participation and/or special assignments.

Equity Compensation Plan

Registrant has no securities authorized for issuance under any equity compensation plans.

Other than as described below, the Registrant has no plans or arrangements in respect of remuneration received or that may be received by Registrant's executive officers to compensate such officers in the event of termination of employment (as a result of resignation, retirement, change of control) or a change of responsibilities following a change of control, where the value of such compensation exceeds $100,000 per executive officer.

Effective January 31, 2006, Trustcash, LLC employed its President and CEO, Gregory Moss, through January 30, 2009, at salary of not less than $175,000 per year, pursuant to an employment agreement between Mr. Moss and Trustcash, LLC. This employment agreement is attached as Exhibit 10.1 to this Form 8-K.

Effective February 1, 2007, Trustcash, LLC contracted with Venture Resource Group LLC for the month to month services of Dennis Shafer as Chairman of the Board in exchange for a fee of $8,000 per month. Trustcash, LLC granted to Shafer a signing bonus of a 10% Membership Interest, which became a 10% ownership interest in Registrant, or 7,754,914 shares of Registrant's common stock, upon the June 30, 2007 closing of Registrant's acquisition of Trustcash, LLC. These shares can be reacquired in the event Mr. Shafer causes the termination of his employment on or prior to June 30, 2008, or if he is terminated for cause. This consulting agreement is attached as Exhibit 10.2 to this Form 8-K.

CERTAIN RELATIONSHIPS AND RELATED TRANSACTIONS

Other than as disclosed in below or otherwise in this Form 8-K, none of the following parties has, since Registrant's date of incorporation, had any material interest, direct or indirect, in any transaction with Registrant or in any presently proposed transaction that has or will materially affect the Registrant:

  Any of our directors or officers;
  Any person proposed as a nominee for election as a director;
  Any person who beneficially owns, directly or indirectly, shares carrying more than 5% of the voting rights attached to the outstanding shares of common stock of Registrant;
  Any of Registrant's promoters;
  Any relative or spouse of any of the foregoing persons who has the same house as such person.

As of the June 30, 2007 closing of the Purchase Agreement, the Registrant issued 49,631,448 shares of its common stock to the former members of Trustcash, LLC as partial consideration for their Membership Interests. As of June 30, 2007, Registrant issued 15,587,745 shares of its common stock to Gregory Moss and 7,754,914 shares of its common stock to Dennis Shafer, each a former Trustcash, LLC member, and it appointed them officers and proposed directors of Registrant. Trustcash, LLC had pre-existing employment and consulting agreements with Mr. Moss and Mr. Shafer, the terms of which are set forth above in greater detail under the heading "Equity Compensation Plans" in this Form 8-K.

On September 19, 2006, Kent Carasquero, a director and former officer of the Registrant, authorized the issuance of 100,000 shares valued at $0.10 per share or an aggregate of $10,000, pursuant to a debt settlement agreement, to Tyee Capital Consultants Inc. Mr. Carasquero is the President and sole Director of Tyee Capital Consultants Inc..

On 1 May 2007, the Registrant agreed to issue 116,560 (shares valued at $0.50 a share for debt settlement of $58,280 to Tyee Capital Consultants Inc. Mr. Carasquero is the President and sole Director of Tyee Capital Consultants Inc.

On February 1, 2005, Kent Carasquero entered into an employment agreement with the Registrant. The employment agreement entitled Mr. Carasquero to a base salary of $5,000 per month. This agreement was terminated on June 30, 2007, on the close of the Purchase Agreement

There have been no other related party transactions, or any other transactions or relationships required to be disclosed pursuant to Item 404 of Regulation S-B.

DESCRIPTION OF SECURITIES

Common and Preferred Stock

The authorized capital stock of the Registrant as of the Closing Date consists of 400,000,000 shares of authorized capital stock which has been divided into  50,000,000 shares of Preferred Stock, par value $0.001 per share, of which no shares of preferred stock are issued and outstanding, and 350,000,000 shares of common stock, par value $0.001 per share, of which 77,549,138 shares are issued and outstanding and an additional 6,000,000 shares of common stock are issuable upon exercise of the Brennecke Warrant.

Material Terms of Common Stock

The holders of shares of common stock are entitled to one vote for each share held of record on each matter submitted to stockholders. Shares of common stock do not have cumulative voting rights for the election of directors. The holders of shares of common stock are entitled to receive such dividends as the Board of Directors may from time to time declare out of funds of the Registrant, legally available for the payment of dividends. The holders of shares of common stock do not have any preemptive rights to subscribe for or purchase any stock, obligations or other securities of the Registrant and have no rights to convert their common stock into any other securities.

On any liquidation, dissolution or winding up of the Registrant, holders of shares of common stock are entitled to receive pro rata on all of the assets of the Registrant available for distribution to stockholders.

The foregoing summary of the material terms of the capital stock of the Registrant does not purport to be complete and is subject in all respects to the provisions of, and is qualified in its entirety by reference to, the provisions of the Certificate of Incorporation of the Registrant, as amended. The Certificate of Incorporation is attached as Exhibit 3.1 to this Form 8-K, and a Certificate of Amendment is attached as Exhibit 3.3 to this Form 8-K.

Material Terms of Preferred Stock

The Board of Directors have the option to issue one or more series of preferred stock with such designations, rights, preferences, limitations and/or restrictions as it should determine by vote of a majority of such directors. By way of illustration, preferred shares may have special rights and preferences which may include special voting rights (or denial of voting rights), special rights with respect to payment of dividends, conversion rights, rights of redemption, sinking funds, and special rights in the event of liquidation, as the Board may determine. These rights and preferences may be determined by the Board of Directors at the time of issue.

Dividends or Distributions

There are no restrictions in the Registrant's Certificate of Incorporation or bylaws that restrict the Registrant from declaring dividends.

The Registrant has never declared nor paid any cash dividends on its capital stock and does not anticipate paying cash dividends in the foreseeable future. The payment by the Registrant of dividends, if any, in the future, rests within the discretion of its Board of Directors and will depend, among other things, upon the Registrant's earnings, its capital requirements and its financial condition, as well as other relevant factors.

Private Placement

Registrant has completed a private placement raising Five Hundred Thousand (US$ 500,000) United States Dollars (the "Private Placement"). The Private Placement consisted of 500,000 shares of Registrant's common stock offered at a purchase price of $1.00 per share to a non-US resident investor, Ludwig Holdings Limited, pursuant to the exemption provided by Regulation S of the Securities Act.  The subscriber to the Private Placement has registration rights as set out in the Registration Rights Agreement attached as Exhibit 4.3 to this Form 8-K.

Registration Rights

Except as described herein and more fully described in the Registration Rights Agreement attached as Exhibit 4.3 and in the Piggyback Registration Rights Agreement attached as Exhibit 4.4, Registrant is presently not obligated and has not granted any rights to register under the Securities Act or to register or qualify under any state securities law any of its presently outstanding securities or any of its securities that may subsequently be issued.

The Registrant entered into a Registration Rights Agreement with Ludwig Holdings Limited, which purchased 500,000 shares of common stock pursuant to the private placement undertaken by the Registrant in connection with its acquisition of Trustcash, LLC, and with Brennecke Partners LLC, the holder of the 6,000,000 common share Warrant with an exercise price of $.0833 per share until June 30, 2008. Pursuant to the Registration Rights Agreement, the Registrant has agreed, among other things, to use its reasonable best efforts to (i) file a registration statement with the Securities and Exchange Commission ("SEC") with respect to the resale of the 500,000 shares of common stock issued to Ludwig and the 6,000,000 shares of common stock underlying the Brennecke Warrant within 180 days after the Closing Date, and (ii) have such registration statement declared effective within 270 days after the Closing Date or 30 days after the SEC issues a "no review" letter. If the Registrant does not comply with these obligations, subject to limitations set forth in such Agreement, the Registrant will be required to issue penalty warrants entitling the beneficiaries of such agreement to purchase additional shares of the Registrant 's common stock equal to one-half of one percent (0.5%) of the number of shares of common stock registrable under the registration statement, for each 30 day period Registrant is in default. This Agreement also contains customary indemnification provisions and other terms customary for agreements of its type.

The Registrant entered into the Piggyback Registration Rights Agreement with certain investors who purchased Membership Interests in Trustcash, LLC prior to Registrant's June 30, 2007 acquisition thereof. Pursuant to the Piggyback Registration Rights Agreement, the Registrant has agreed that in the event it shall file a registration statement under the Securities Act, it shall include therein their 9,305,897 shares of common stock. Upon the effectiveness of such registration statement, such shares would be immediately eligible for resale in the public market without restriction.

Brennecke Warrant

Parent has issued to Brennecke Partners LLC a warrant entitling the holder to purchase 6,000,000 shares of Registrant's common stock at an exercise price of $.0833 per share until June 30, 2008, on the terms and conditions set out in Exhibit 4.2 to this Form 8-K. The Warrant has registration rights as set out in the Registration Rights Agreement attached as Exhibit 4.3 to this Form 8-K.

Transfer Agent and Registrar

The transfer agent and registrar for the Registrant's common stock is Signature Stock Transfer Incorporated, 2301 Ohio Drive, Suite 100, Plano, Texas 75093; telephone: (972) 612-4120; facsimile: (972) 612-4122.

Listing

The Registrant's common stock is quoted on the OTC Bulletin Board under the symbol "TCHH.OB".

 LEGAL PROCEEDINGS

Other than as set forth in this section: (i) the Registrant knows of no material, active, or pending legal proceedings against the Registrant; (ii) the Registrant is not involved as a plaintiff in any material proceeding or pending litigation; (there are no proceedings in which any of Registrant's directors, officers, or affiliates, or any registered or beneficial stockholder, is an adverse party or has a material interest adverse to the Registrant's interest.

Nunley/Rosselli Action

In September 2006, Charles Nunley and Steve Rosselli (the "Plaintiffs") instituted an action in the California Superior Court, Los Angeles County, against Trustcash, Gregory Moss and others (the "Defendants) alleging breach of contract and fraud, among other things, and seeking an accounting and an unspecified amount of compensatory and punitive damages resulting from Defendants' alleged failure to pay to plaintiffs sales commissions from the sale of Trustcash's prepaid cards to certain accounts in California and Michigan.  In June 2007 the plaintiffs and the defendants negotiated a Settlement and Mutual Release Agreement.

The Geek Factory, Inc. Action

On October 30, 2006 The Geek Factory, Inc. sued Gregory Moss and TrustCash in the Civil Court of the City, County of New York entitled The Geek Factory, Inc. v. Gregory Moss, Hooksafe, LLC, a/ka Hooksafe, Inc., a/k/a PPPCard, Index No. 64773/2006 (the "Action"). An answer to the complaint with counterclaims was filed on January 10, 2007. Plaintiff filed an answer to the counterclaims on January 25, 2007. The Action seeks $25,000 as well as Plaintiff's legal fees and expenses purportedly arising from Trustcash's alleged failure to pay for services rendered relating to public relations and marketing under a service agreement between the parties for $12,000. Causes of action asserted include: breach of contract, quantum meruit, unjust enrichment, promissory estoppel, account stated and tortuous breach of implied covenant of good faith and fair dealing. The Action is in its preliminary stages, discovery has not yet been commenced.

ITEM 5.02 - DEPARTURE OF DIRECTORS OR PRINCIPAL OFFICERS; ELECTION OF DIRECTORS; APPOINTMENT OF PRINCIPAL OFFICERS

Gregory Moss was appointed as President, Chief Executive Officer of the Registrant, and Dennis Shafer was appointed  the Chairman of the Board of Directors of the Registrant, effective as of June 30, 2007. Kent Carasquero resigned as Chief Executive Officer, Chief Financial Officer, Principal Accounting Officer and Treasurer on June 30, 2007, concurrent with the closing of Purchase Agreement. Gregory Moss and Dennis Shafer will be appointed directors of the Registrant to be effective ten days after the delivery of the Schedule 14F information statement to our shareholders, which date is anticipated to be July 10, 2007.

Effective January 31, 2006, Trustcash, LLC employed its President and CEO, Gregory Moss, through January 30, 2009, at salary of not less than $175,000 per year, pursuant to an employment agreement between Mr. Moss and Trustcash, LLC. This employment agreement is attached as Exhibit 10.1 to this Form 8-K.

Effective February 1, 2007, Trustcash, LLC contracted with Venture Resource Group LLC for the month to month services of Dennis Shafer as Chairman of the Board effective February 2007 in exchange for a fee of $8,000 per month. Trustcash, LLC granted to Shafer a signing bonus of a 10% Membership Interest, which became a 10% ownership interest in Registrant, or 7,754,914 shares of Registrant's common stock, upon the June 30, 2007 closing of Registrant's acquisition of Trustcash, LLC. These shares can be reacquired in the event Mr. Shafer causes the termination of his employment on or prior to June 30, 2008, or if he is terminated for cause. This consulting agreement is attached as Exhibit 10.2 to this Form 8-K.

Registrant expects that Gregory Moss and Dennis Shafer will be appointed to the Board of Directors, effective ten days after the delivery of a Schedule 14F-1 information statement to the stockholders in compliance with Section 14(f) of the Exchange Act, as amended, and Rule 14F-1 thereunder.

Detailed information concerning Gregory Moss and Dennis Shafer is set forth under Item 5.01, under the subheading "Directors, Executive Officers, Promoters, and Control Persons," and such information is incorporated into this Item 5.02 by reference.

ITEM 5.06 - CHANGE IN SHELL COMPANY STATUS

The Registrant was deemed a shell company (as such term is defined in Rule 12b-2 under the Exchange Act, as amended) immediately before the close of the Purchase Agreement described in Item 2.01 of this Current Report on Form 8-K.  As a result of the close of the Purchase Agreement, the Registrant ceased to be a shell company.

See Item 2.01 and 5.01of this Current Report on Form 8-K, which information is incorporated hereunder by this reference, relating to the close of the Purchase Agreement and resulting business of the Registrant.

ITEM 8.01 - OTHER EVENTS

On close of the Purchase Agreement, the Registrant changed its corporate headquarters and the location of our principal executive offices to 400 Park Avenue, Suite 1420, New York, New York 10022. The Registrant's telephone number at that location is (800) 975-5196.

Pursuant to General Instruction F., the Registrant incorporates by reference the information contained in the document filed as Exhibit 99.1 to this Form 8-K.

ITEM 9.01 - FINANCIAL STATEMENTS AND EXHIBITS

  Financial Statements of Business Acquired.

TrustCash, LLC's fiscal year end is December 31.

Trustcash, LLC's financial statements for March 31, 2007 (unaudited) and December 31, 2006 and 2005 (including notes thereto and the independent auditor's report thereon) are set forth below.

TRUSTCASH, LLC

Financial Statements

For the Three Months Ended

March 31, 2007 and 2006

Unaudited - Prepared by Management

Trustcash, LLC

Table of Contents

March 31, 2007 and 2006  (Unaudited)

Trustcash, LLC Balance Sheets March 31, 2007 and 2006 (Unaudited - Prepared by Management)

	2007	2006
Assets

Current assets
Cash	$27,052	$566,474
Accounts receivable, net of allowance
for doubtful accounts of $2,844 for 2007 and $1,014 for 2006	6,630	2,910
Capitalized legal costs	71,892	-
Prepaid expenses	-	1,525
Total current assets	105,574	570,909

Computer Equipment, net of accumulated
depreciation of $1,358 for 2007 and $70 for 2006	6,858	5,101

Other assets
Computer software, net of accumulated
amortization of $25,972 for 2007 and $9,995 for 2006	42,673	58,690
Due from member	-	8,000
Security deposits	3,000	3,000
Total other assets	45,673	69,690

	$158,105	$645,700

Liabilities and Members' Equity (Deficiency)

Current liabilities
Accounts payable and accrued expenses	$340,364	$188,049
Notes payable	271,155	-
Deferred revenue	5,052	-
Total current liabilities	616,571	188,049

Members' equity (deficiency)	(458,466)	457,651

	$158,105	$645,700

- See Accompanying Notes -

Trustcash, LLC
Statements of Operations and Members' Equity (Deficiency)
Three Months Ended March 31, 2007 and 2006 (Unaudited - Prepared by Management)

	2007	2006

Net sales and commissions	$42,457	$3,330

Operating expenses
Cost of cards and commissions	22,962	45,869
Selling, general and administrative	148,653	266,915
Development costs	11,272	36,372
Depreciation and amortization expense	3,691	1,065
Total operating expenses	186,578	350,221

Loss from operations	(144,121)	(346,891)

Other income (expense)
Interest expense	(3,879)	(277)
Other income	46,140	-
Total other expense, net	42,261	(277)

Net loss	(101,860)	(347,168)

Members' equity (deficiency)
Beginning of year	(356,606)	(164,345)

Member contributions, net of costs	-	969,164

End of period	$(458,466)	$457,651

- See Accompanying Notes -

Trustcash, LLC
Statements of Cash Flows
Three Months Ended March 31, 2007 and 2006 (Unaudited - Prepared by Management)

	2007	2006
Cash flows from operating activities
Net loss	$ (101,860)	$ (347,168)
Adjustments to reconcile net loss to net cash
provided by operating activities:
Depreciation and amortization	3,691	1,065
Allowance	1,014	1,014
Changes in certain assets and liabilities
Accounts receivable	(1,471)	(3,924)
Prepaid expenses		(1,525)
Due from member	-	1,000
Security deposits	-	(3,000)
Accounts payable and accrued expenses	(7,784)	31,939
Deferred revenue	(1,397)	-
Net cash used by operating activities	(107,807)	(320,599)

Cash flows from investing activities
Acquisition of computer equipment	-	(5,171)
Acquisition of computer software	-	(8,920)
Net cash used by investing activities	-	(14,091)

Cash flows from financing activities
Proceeds from notes payable	195,000	-
Payments for notes payable	-	(68,000)
Capitalized legal costs	(71,892)	-
Member contributions, net of costs	-	969,164
Net cash provided by financing activities	123,108	901,164

Net increase in cash	15,301	566,474

Cash
Beginning of year	11,751	-
End of period	$ 27,052	$ 566,474

Supplemental Cash Flows Disclosure
Interest expense paid	$ 423	$ 277

- See Accompanying Notes -

Trustcash, LLC
Schedules of Selling, General and Administrative
Three Months Ended March 31, 2007 and 2006 (Unaudited - Prepared by Management)

	2007	2006

Advertising	$2,030	$95,431
Salaries, taxes and related benefits	37,083	29,569
Professional fees	56,747	24,652
Consulting fees	16,000	97,605
Office and administrative expenses	16,399	10,372
Travel and entertainment	4,690	2,900
Rent expense	10,350	4,682
Insurance	5,354	1,704

Total selling, general and administrative	$148,653	$266,915

- See Accompanying Notes -

TRUSTCASH, LLC
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2007 AND 2006
(Unaudited - Prepared by Management)

NOTE 1  -  BASIS OF PRESENTATION:

The accompanying financial statements have been prepared by the Company, without an audit. In the opinion of management, all adjustments have been made, which include normal recurring adjustments necessary to present fairly the financial statements. Operating results for the three months ended March 31, 2007 and 2006 are not necessarily indicative of the operating results for the full year. Certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been or omitted. The Company believes that the disclosures provided are adequate to make the information presented not misleading. These unaudited financial statements should be read in conjunction with the audited financial statements and related note for the years ended December 31, 2006 included in filing of Form 8K of Trustcash Holdings, Inc.

NOTE 2  -  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

Cash and cash equivalents:

Cash and cash equivalents include highly liquid investments with original maturities of three months or less.

Accounts Receivable:

Accounts receivable represents balances due from distributors.  The Company carries its accounts receivable at cost less an allowance for doubtful accounts.  On a periodic basis, the Company evaluates its accounts receivable and establishes an allowance for doubtful accounts.

Computer Equipment:

Computer equipment is recorded at cost and is being depreciated by the straight-line method over estimated useful lives of five years.  Maintenance, repairs and minor renewal costs are charged to operations as incurred.

Computer Software:

In accordance with Statement of Position 98-1 "Accounting for the Costs of Computer Software Developed or Obtained for Internal Use", the Company capitalized software costs related to the design of the "back end" processing for revenue up to the point when the software was operating.  Computer software is being amortized by the straight-line method over estimated useful lives of five years.  Subsequent maintenance and modification costs are charged to operations as incurred.

Due From Member:

Due from member represents advances made to the President.  The amount due had no set repayment term, was satisfied in 2006, and accrued interest at 4% per year.  The balance as of March 31, 2007 and 2006, amounted to $0 and $8,000, respectively. There was no interest income recorded during the three month periods ended March 31, 2007 and 2006.

TRUSTCASH, LLC
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2007 AND 2006
(Unaudited - Prepared by Management)

NOTE 2  -  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES     (Continued):

Deferred Revenue and Revenue Recognition:

The Company takes receipt of funds upon prepayment for card or activation of an on-line account.  Such funds are classified as deferred revenue until the holder utilizes any portion of   the balance.  Upon such utilization, the Company will recognize revenue for that amount and a corresponding charge for the amount owed to the "content partners".

Advertising:

Advertising costs are expensed as incurred and amounted to $2,030 in 2007 and $95,431 in 2006.

Development:

Development expenditures are charged to expense as incurred and include costs associated with expanding and enhancing the functionality of the "back-end" software.

Income Taxes:

The Company has elected to be treated as a partnership for federal and New York State income tax purposes.  Consequently, no provision for federal and state income taxes has been made since they are the responsibility of the individual members.

Use of Estimates:

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

NOTE 3  -  GOING CONCERN:

The accompanying financial statements have been prepared assuming the Company is a going concern, which assumption contemplates the realization of assets and satisfaction of liabilities in the normal course of business.  The Company has suffered recurring losses from operations; the Company experienced a deficiency of cash from operations of approximately $180,000 in the three month period ended March 31, 2007 and lacks sufficient liquidity to continue its operations.

In the three month period ended March 31, 2007, the Company received debt financing of $195,000, which the Company used to fund its operations and satisfy certain debt repayments.  Further, as described in Note 7, in May and June 2007, the Company entered into a private placement and note payable arrangement wherein the Company received proceeds of approximately $554,000.  When its operations require additional financing, if the Company is unable to obtain it on reasonable terms, the Company will be forced to restructure, file for bankruptcy or cease operations.

TRUSTCASH, LLC
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2007 AND 2006
(Unaudited - Prepared by Management)

NOTE 3  -  GOING CONCERN   (Continued):

These factors raise substantial doubt about the Company's ability to continue as a going concern. The financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amount of liabilities that might be necessary should the Company be unable to continue in existence.  Continuation of the Company as a going concern is dependent upon achieving profitable operations.  Management's plans to achieve profitability include entering into arrangements with more significant content partners which management has determined will assist in attracting new customers, and increasing sales to existing customers.  Management is seeking to raise additional capital through equity issuance, and debt financing.  However, there are no assurances that sufficient capital will be raised.

NOTE 4  -  NOTES PAYABLE:

At March 31, 2007, the Company had a note payable with a member of the Company for $96,155, of which $76,155 had been drawn down on such note in 2006.  The remaining $20,000 was received in January 2007.  The loan, which bears interest at 8% per year was due on February 15, 2007, will be paid with proceeds of additional debt or equity financing (See Note 3). Accrued unpaid interest amounted to $2,843 as of March 31, 2007, which is included in "Accounts payable and accrued expenses".

In January 2007, the Company obtained a $100,000 bridge loan from a third party.  Such loan payable, which bears interest at 10% per year, is due on the earlier of April 30, 2007 or within ten days of the closing of certain debt or equity financing (See Note 3). Accrued unpaid interest amounted to $1,808 as of March 31, 2007, which is included in "Accounts payable and accrued expenses".

In March 2007, the Company obtained a $75,000 bridge loan from a third party.  Such loan payable, which bears interest at 10% per year, is due on the earlier of April 30, 2007 or within ten days of the closing of certain debt or equity financing (See Note 3). Accrued unpaid interest amounted to $329 as of March 31, 2007, which is included in "Accounts payable and accrued expenses".

TRUSTCASH, LLC
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2007 AND 2006
(Unaudited - Prepared by Management)

NOTE 5  -  COMMITMENTS:

In January 2007, the Company entered into an agreement with an individual to act as Chairman of the Company.  The agreement, which can be cancelled by either party with twenty days notice, requires compensation of $8,000 per month, commencing on February 1, 2007, and provides an equity signing bonus. For the three month period ended March 31, 2007, the Chairman received $16,000 in compensation.

Consultants:  In 2006, the Company entered into agreements with certain consultants wherein the consultants agreed to defer collection for certain charges until the earlier of  a) receipt of    debt or equity funding in excess of prescribed thresholds,  b) revenue in excess of prescribed amounts or  c) January 2008.  Since the Company is attempting to raise debt and equity funding in the near term; the deferred charges have been classified as a current liability included in accounts payable and accrued expenses.  The deferred charges amounted to approximately $80,000 at March 31, 2007.

The Company has an agreement with an advertising consultant for a minimum charge of $2,500 per month.  The agreement expired in January 2007.  At March 31, 2007, $15,000 remains outstanding and is included in accounts payable and accrued expenses.

Content Providers:  The Company has entered into agreements with various content providers (generally web sites), wherein the Company will pay said content providers a certain percent of each transaction where a TrustCash card or account is utilized.  The percentage is negotiated with each content provider and can range from one to three years at varying percentage rates.

Litigation Settlement:  In July 2006, the Company entered into a settlement agreement with a former legal counsel.  Under such agreement, the Company was required to pay $50,000 upon settlement and the remaining $50,000 is payable in twenty-four monthly installments of $2,227, including interest of 6.5% per year, and is included in accounts payable and accrued expenses.  Should the Company default on such monthly payments, the Company would be responsible to pay the full contested amount of approximately $161,000, plus accrued interest, less any settlement payments made.  Interest expense charged in 2007 amounted to $423.

NOTE 6 -  CONTINGENCIES:

Litigation:  The Company is involved in litigation with certain marketing service providers and card distributors.  Such law suits allege the companies are due amounts totaling approximately $90,000, plus legal fees for services.  Management denies the substance of the allegations and, in its opinion, such outcome of the litigation will not have a material adverse effect on the Company's financial position, results of operations or cash flows.

TRUSTCASH, LLC
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2007 AND 2006
(Unaudited - Prepared by Management)

NOTE 7  -  SUBSEQUENT EVENTS

In May 2007, the Company entered into a private placement wherein the Company received proceeds $500,000, before legal fees.  Additionally, in June 2007, the Company entered into a debt financing arrangement for $700,000 to a) refinance certain debt obligations and b) acquire the membership interest of a member that issued such note.  The net proceeds of the debt financing arrangement were approximately $54,000.

On June 30, 2007, the Company entered executed a merger agreement (the "Merger Agreement") with Trustcash Holdings Inc. (formerly Ouvo Inc.).  Trustcash Holdings Inc. had limited operating activity for the year ended December 31, 2006 and the six months ended June 30, 2007.  Under the Merger Agreement, which should be read in connection with the Form 8K-A, the members of the Company received stockholder interests in Trustcash Holding, Inc.

TRUSTCASH, LLC

FINANCIAL STATEMENTS
AND SUPPLEMENTARY INFORMATION

DECEMBER 31, 2006 AND 2005

TRUSTCASH, LLC

DECEMBER 31, 2006 AND 2005

CONTENTS

Page
Report of Independent Registered Public Accounting Firm	1
Balance Sheets	2
Statements of Operations and Members' Equity (Deficiency)	3
Statements of Cash Flows	4
Notes to Financial Statements	5-8
Report of Independent Registered Public Accounting Firm on Supplementary Information	9
Supplementary Information:
Schedule of Selling, General and Administrative Expenses	10

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Members

TrustCash, LLC

New York, New York

We have audited the accompanying balance sheets of TrustCash, LLC (the "Company"), a Delaware Limited Liability Company, as of December 31, 2006 and 2005, and the related statements of operations and changes in members' deficiency, and cash flows for the years then ended.  These financial statements are the responsibility of the Company's management.  Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of TrustCash, LLC at December 31, 2006 and 2005 and the results of its operations and its cash flows for the years then ended in conformity with accounting principles generally accepted in the United States of America.

The accompanying financial statements have been prepared assuming that the Company will continue as a going concern.  As discussed in Note 2 to the financial statements, the Company has suffered recurring losses from operations; the Company has experienced a deficiency of cash from operations and lacks sufficient liquidity to continue its operations.  These matters raise substantial doubt as to the Company's ability to continue as a going concern.  Management's plans in regard to these matters are also discussed in Note 2.  The financial statements do not include any adjustments that might result from the outcome of these uncertainties.

                                                                                    /s/ Sobel & Co., LLC

                                                                                    Certified Public Accountants

March 20, 2007

Livingston, New Jersey

TRUSTCASH, LLC
BALANCE SHEETS

	December 31,
	2006	2005
ASSETS

CURRENT ASSETS:
Cash	$ 11,751	$ -
Accounts receivable, net of allowance
for doubtful accounts of $1,830	6,173	-
Total Current Assets	17,924	-

COMPUTER EQUIPMENT, Net of accumulated
depreciation of $1,099	7,117	-

OTHER ASSETS:
Computer software, Net of accumulated
amortization of $22,540 in 2006 and $8,960 in 2005	46,105	50,765
Due from member	-	9,000
Security deposits	3,000	-
Total Other Assets	49,105	59,765

	$ 74,146	$ 59,765

LIABILITIES AND MEMBERS' DEFICIENCY

CURRENT LIABILITIES:
Accounts payable and accrued expenses	$ 348,148	$ 156,110
Notes payable	76,155	68,000
Deferred revenue	6,449	-

Total Current Liabilities	430,752	224,110

COMMITMENTS AND CONTINGENCIES

MEMBERS' DEFICIENCY	(356,606)	(164,345)

	$ 74,146	$ 59,765

See report of independent registered public accounting firm and notes to financial statements.			2

TRUSTCASH, LLC
STATEMENTS OF OPERATIONS AND
CHANGES IN MEMBERS' DEFICIENCY

	Year Ended December 31,
	2006	2005

NET SALES AND COMMISSIONS	$ 44,031	$ 1,151

OPERATING EXPENSES:
Cost of cards and commissions	69,136	10,118
Selling, general and administrative	1,052,327	252,835
Development costs	103,433	24,986
Depreciation and amortization	14,679	8,960
Total Operating Expenses	1,239,575	296,899

LOSS FROM OPERATIONS	(1,195,544)	(295,748)

OTHER INCOME (EXPENSE):
Interest expense	(2,625)	(667)
Interest income	220	-
Total Other Expense, Net	(2,405)	(667)

NET LOSS	(1,197,949)	(296,415)

MEMBERS' DEFICIENCY:
Beginning of year	(164,345)	22

Member contributions, net of costs	1,005,688	132,048

End of year	$ (356,606)	$ (164,345)

See report of independent registered public accounting firm and notes to financial statements.			3

TRUSTCASH, LLC
STATEMENTS OF CASH FLOWS

	Year Ended December 31,
	2006	2005
CASH FLOWS PROVIDED BY (USED FOR):
OPERATING ACTIVITIES:
Net loss	$(1,197,949)	$ (296,415)
Adjustments to reconcile net loss to
net cash used for operating activities:
Depreciation and amortization	14,679	8,960
Bad debts	1,830	-
Contributed equity	-	75,000
Changes in certain assets and liabilities:
Accounts receivable	(8,003)	-
Due from member	9,000	(9,000)
Security deposits	(3,000)	-
Accounts payable and accrued expenses	192,038	156,110
Deferred revenue	6,449	-
Net Cash Used For Operating Activities	(984,956)	(65,345)

INVESTING ACTIVITIES:
Acquisition of computer equipment and computer	(17,136)	(59,725)

FINANCING ACTIVITIES:
Payments on notes payable	(68,000)	-
Proceeds from notes payable	76,155	68,000
Member contributions, net of costs	1,005,688	57,048
Net Cash Provided by Financing Activities	1,013,843	125,048

NET INCREASE (DECREASE) IN CASH	11,751	(22)

CASH:
Beginning of year	-	22

End of year	$ 11,751	$ -

SUPPLEMENTAL CASH FLOWS DISCLOSURE:
Interest paid	$ 2,192	$ -

See report of independent registered public accounting firm and notes to financial statements.			4

TRUSTCASH, LLC
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2006 AND 2005

NOTE 1  -  NATURE OF BUSINESS AND SUMMARY

                    OF SIGNIFICANT ACCOUNTING POLICIES:

Nature of Business:

TrustCash, LLC (the "Company") provides a portal for customers where they have the ability to make on-line purchases in an anonymous capacity via the use of a prepaid card/account.

Accounts Receivable:

Accounts receivable represents balances due from distributors.  The Company carries its accounts receivable at cost less an allowance for doubtful accounts.  On a periodic basis, the Company evaluates its accounts receivable and establishes an allowance for doubtful accounts.

Computer Equipment:

Computer equipment is recorded at cost and is being depreciated by the straight-line method over estimated useful lives of five years.  Maintenance, repairs and minor renewal costs are charged to operations as incurred.

Computer Software:

In accordance with Statement of Position 98-1 "Accounting for the Costs of Computer Software Developed or Obtained for Internal Use", the Company capitalized software costs related to the design of the "back end" processing for revenue up to the point when the software was operating.  Computer software is being amortized by the straight-line method over estimated useful lives of five years.  Subsequent maintenance and modification costs are charged to operations as incurred.

Due From Member:

Due from member represents advances made to the President.  The amount due had no set repayment term, was satisfied in 2006, and accrued interest at 4% per year.  Interest income amounted to $220 for the year ended December 31, 2006

Deferred Revenue and Revenue Recognition:

The Company takes receipt of funds upon prepayment for card or activation of an on-line account.  Such funds are classified as deferred revenue until the holder utilizes any portion of   the balance.  Upon such utilization, the Company will recognize revenue for that amount and a corresponding charge for the amount owed to the "content partners".

Advertising:

Advertising costs are expensed as incurred and amounted to approximately $573,000 in 2006 and $150,000 in 2005.

Development:

Development expenditures are charged to expense as incurred and include costs associated with expanding and enhancing the functionality of the "back-end" software.

Income Taxes:

The Company has elected to be treated as a partnership for federal and New York State income tax purposes.  Consequently, no provision for federal and state income taxes has been made since they are the responsibility of the individual members.

                                                                                                                                                                                              5

TRUSTCASH, LLC
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2006 AND 2005

NOTE 1  -  NATURE OF BUSINESS AND SUMMARY
 OF SIGNIFICANT ACCOUNTING POLICIES:    (Continued):

Use of Estimates:

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

NOTE 2  -  GOING CONCERN:

The accompanying financial statements have been prepared assuming the Company is a going concern, which assumption contemplates the realization of assets and satisfaction of liabilities in the normal course of business.  The Company has suffered recurring losses from operations; the Company experienced a deficiency of cash from operations of approximately $985,000 in 2006 and lacks sufficient liquidity to continue its operations.

In 2006, the Company received net equity funding of approximately $1,000,000 and debt financing of approximately $76,000, which the Company used to fund its operations and satisfy certain debt repayments.  When its operations require additional financing, if the Company is unable to obtain it on reasonable terms, the Company will be forced to restructure, file for bankruptcy or cease operations.

These factors raise substantial doubt about the Company's ability to continue as a going concern. The financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amount of liabilities that might be necessary should the Company be unable to continue in existence.  Continuation of the Company as a  going concern is dependent upon achieving profitable operations.  Management's plans to achieve profitability include entering into arrangements with more significant content partners which management has determined will assist in attracting new customers, and increasing sales to existing customers.  Management is seeking to raise additional capital through equity  issuance, and debt financing.  However, there are no assurances that sufficient capital will be raised.

NOTE 3  -  NOTES PAYABLE:

At December 31, 2006, the Company had a note payable with a member of the Company for $96,155, of which $76,155 had been drawn down on such note.  The remaining $20,000 was received in January 2007.  The loan, which bears interest at 8% per year was due on February 15, 2007, will be paid with proceeds of additional debt or equity financing (See Note 2).

At December 31, 2005, the Company had a note payable to a member amounting to $50,000 which was due on December 31, 2005, with accrued interest at 8% per year.  Also, at
 December 31, 2005, the Company had certain loans that were due to a relative of a member of the Company and an affiliate of the Company, totaling $18,000.  The loans carried no set payment terms or interest rate.  Due to the short term nature of the loans and the value, a discount was not applied to the loans.  The above referenced loans and note payable were satisfied with equity financing received in February 2006.

In January 2007, the Company obtained a $100,000 bridge loan from a third party.  Such loan payable, which bears interest at 10% per year, is due on the earlier of April 30, 2007 or within ten days of the closing of certain debt or equity financing.

6

TRUSTCASH, LLC
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2006 AND 2005

NOTE 4  -  LEASES:

The Company leases its office facilities under the terms of an operating lease that expires in February 2007 and continues month to month thereafter which can be terminated by either party with notice as prescribed in the agreement.  The agreement requires minimum rent of $3,375 per month and additional charges for administrative costs.

Prior to entering into the lease agreement, the Company occupied the facility on a month to month arrangement during December 2005 and January 2006.  During 2005, the Company utilized facilities provided by a member of the Company.  Such facilities were valued at $1,000 per month.

Rent expense for 2006 and 2005 amounted to approximately $33,000 and $14,000, respectively.

NOTE 5 -  COMMITMENTS:

Employment:  In January 2006, the Company entered into an employment agreement with the President of the Company.  Under such agreement, the President will receive compensation of $175,000 per year.  The agreement is in effect for three years and automatically renews annually unless either party provides ninety days notice to terminate the agreement.  For 2006, the President received compensation of approximately $162,000.

For 2005, the President performed services for the Company for which no compensation was received.  Management has estimated the value of the services at $75,000 and reflected such as a contribution to equity.

The Company entered into a consulting agreement with a member which commenced and terminated in 2006.  The Company recognized a charge of approximately $65,000 in 2006.  No amount was outstanding at December 31, 2006 under this agreement.

In January 2007, the Company entered into an agreement with an individual to act as Chairman of the Company.  The agreement, which can be cancelled by either party with twenty days notice, requires compensation of $8,000 per month, commencing on February 1, 2007, and provides an equity signing bonus.

Consultants:  In 2006, the Company entered into agreements with certain consultants wherein the consultants agreed to defer collection for certain charges until the earlier of  a) receipt of    debt or equity funding in excess of prescribed thresholds,  b) revenue in excess of prescribed amounts or  c) January 2008.  Since the Company is attempting to raise debt and equity funding in the near term; the deferred charges have been classified as a current liability included in accounts payable and accrued expenses.  The deferred charges amounted to approximately $80,000 at December 31, 2006.

The Company has an agreement with an advertising consultant for a minimum charge of $2,500 per month.  The agreement expires in May 2007.  At December 31, 2006, $15,000 remains outstanding and is included in accounts payable and accrued expenses.

Content Providers:  The Company has entered into agreements with various content providers (generally web sites), wherein the Company will pay said content providers a certain percent of each transaction where a TrustCash card or account is utilized.  The percentage is negotiated with each content provider and can range from one to three years at varying percentage rates.

7

TRUSTCASH, LLC
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2006 AND 2005

NOTE 5  -  COMMITMENTS:    (Continued):

Litigation Settlement:  In July 2006, the Company entered into a settlement agreement with a former legal counsel.  Under such agreement, the Company was required to pay $50,000 upon settlement and the remaining $50,000 is payable in twenty-four monthly installments of $2,227, including interest of 6.5% per year, and is included in accounts payable and accrued expenses.  Should the Company default on such monthly payments, the Company would be responsible to pay the full contested amount of approximately $161,000, plus accrued interest, less any settlement payments made.  Interest expense charged in 2006 amounted to $1,248.

NOTE 6 -  CONTINGENCIES:

Litigation:  The Company is involved in litigation with certain marketing service providers and card distributors.  Such law suits allege the companies are due amounts totaling approximately $90,000, plus legal fees for services.  Management denies the substance of the allegations and, in its opinion, such outcome of the litigation will not have a material adverse effect on the Company's financial position, results of operations or cash flows.

NOTE 7  -  CONCENTRATIONS OF CREDIT RISK:

The Company maintains cash balances at a financial institution which, at times; amounts may exceed the insured limits.

The Company has two content providers that individually exceeded 10% of total content provider commissions in 2006.  Provider A totaled approximately 27% and Provider B totaled approximately 11%.

NOTE 8  -  FAIR VALUE OF FINANCIAL INSTRUMENTS

Financial Accounting Standards No. 107 "Disclosure About the Fair Value of Financial Instruments", requires disclosure of fair value information about financial instruments.  The carrying amounts reported in the balance sheets for cash, accounts receivable, accounts payable and accrued expenses approximate fair value because of their short term nature.  The carrying amounts of notes payable approximates fair value because those financial instruments bear interest at rates that approximate current market rates for loans with similar maturities and credit quality.

8

REPORT OF INDEPENDENT REGISTERED PUBLIC

ACCOUNTING FIRM ON SUPPLEMENTARY INFORMATION

To the Members

TrustCash, LLC

New York, New York

Our report on our audits of the basic financial statements of TrustCash, LLC as of and for the years ended December 31, 2006 and 2005, appears on page 1.  The audits were made for the purpose of forming an opinion on the basic financial statements taken as a whole.  The schedules on page 11 are presented for purposes of additional analysis and are not a required part of the basic financial statements.  Such information has been subjected to the auditing procedures applied in the audits of the basic financial statements, and in our opinion, is fairly stated in all material respects in relation to the basic financial statements taken as a whole.

                                                                                                                /s/ Sobel & Co., LLC

                                                                                                                Certified Public Accountants

March 20, 2007

Livingston, New Jersey

9

TRUSTCASH, LLC
SUPPLEMENTARY INFORMATION
SCHEDULES OF SELLING, GENERAL AND ADMINISTRATIVE

	Year Ended December 31,
	2006	2005

Advertising	$ 575,920	$ 149,273
Salaries, taxes and related benefits	190,579	75,000
Professional fees	83,440	417
Consulting	77,521	299
Administrative	44,730	6,708
Travel and entertainment	36,725	6,813
Rent	33,082	14,325
Insurance	8,500	-
Bad debt	1,830	-
Total Selling, General and
Administrative Expenses	$ 1,052,327	$ 252,835

See report of independent registered public accounting firm on supplementary information. 10

b.       Pro forma financial information.

The following unaudited pro forma consolidated financial information gives pro forma effect to the Registrant's acquisition of all the outstanding Membership Interests of Trustcash, LLC pursuant to the Purchase Agreement on the terms described in Item 2.01 of this Form 8-K, as if it had occurred on March 31, 2007 for balance sheet purposes, and as if it had occurred at the beginning of 2007 for statement of operations purposes.

Registrant's acquisition of Trustcash, LLC is described as a "reverse acquisition" to be reflected as a recapitalization with Trustcash, LLC as the accounting acquirer.  The March 31, 2007, pro forma consolidated balance sheet included herein reflects the use of the purchase method of accounting as applicable to reverse acquisitions.

The information presented below is for informational purposes only and is not necessarily indicative of the actual results that would have occurred had the acquisition been consummated as of January 1 or March 31, 2007, nor are they necessarily indicative of future operating results of the consolidated companies.  The unaudited pro forma consolidated financial information should be read in conjunction with the financial statements and related notes of Trustcash, LLC included in Item 9.01(a) of this Form 8-K.

TRUSTCASH HOLDINGS, INC.
(formerly Ouvo, Inc.)
(A Development Stage Company)

PRO FORMA CONDENSED CONSOLIDATED
FINANCIAL STATEMENTS

March 31, 2007

Unaudited - Prepared by Management

Set forth below are the unaudited pro forma Condensed Consolidated balance sheet as at March 31, 2007 assuming the transaction occurred as at March 31, 2007 and the unaudited pro forma Condensed Consolidated statement of operations for the three month period ended March 31, 2007 assuming the transaction occurred at January 1, 2007 .

The information presented below is for informational purposes only and is not necessarily indicative of the actual results that would have occurred had the acquisition been consummated as at March 31, 2007 or January 1, 2007, nor are they necessarily indicative of future operating results of the consolidated companies.  The unaudited pro forma Condensed Consolidated financial information should be read in conjunction with the financial statements and related notes.

Trustcash Holdings, Inc. (formerly Ouvo, Inc.) (A Development Stage Company)
Pro Forma Condensed Consolidated Balance Sheets
As at March 31, 2007
Expressed in U.S. Dollars
Unaudited - Prepared by Management
ASSETS	Ouvo, Inc.		Trustcash, LLC		Pro Forma Adjustments and Eliminating Entries (Note 2)		Pro Forma Interim Consolidated Ouvo, Inc.
Current	$		$		$		$
Cash and cash equivalents		58,713		27,052		500,000	d
						(200,000)	e	385,765
Receivables		177,137		6,630		(177,137)	g	6,630
Capitalized legal costs		-		71,892		-		71,892
		235,850		105,574		122,863		464,287
Plant and equipment		-		49,531		-		49,531
Security deposits		-		3,000		-		3,000
		$235,850		$158,105		$122,863		$516,818

LIABILITIES
Current
Accounts payable and accrued liabilities		$28,472		$340,364		$-		$368,836
Notes payable		394,878		271,155		(96,155)	e
						(175,000)	g	394,878
Due to related parties		56,128		-		-		56,128
Deferred revenue		-		5,052		-		5,052
		479,478		616,571		(271,155)		824,894
Note payable		-		-		700,000	e	700,000
		479,478		616,571		428,845		1,524,894

SHAREHOLDERS' DEFICIENCY
Capital stock		825		-		49,631	a
						23,925	c
						500	d	74,881
Share subscriptions received in advance		200,000		-		-		200,000
Additional paid in capital		135,456		-		(49,631)	a
						1,195,766	a
						(23,925)	c
						(579,909)	b
						499,500	d
						(803,845)	e	373,412
Members' deficiency				(458,466)		458,466	a	-
		(579,909)		-		579,909	b
Deficit						(1,654,232)	a
						(2,137)	g	(1,656,369)
		(243,628)		(458,466)		(305,982)		(1,008,076)
		$235,850		$158,105		$122,863		$516,818

- See Accompanying Notes -

Trustcash Holdings, Inc. (formerly Ouvo, Inc.) (A Development Stage Company)
Pro Forma Condensed Consolidated Statement s of Operations
For the Three Month Period Ended March 31, 2007
Expressed in U.S. Dollars
Unaudited - Prepared by Management

			Pro Forma Adjustments and Eliminating Entries (Note 2)	Pro Forma Condensed Consolidated Ouvo, Inc.
		Trustcash, LLC

	Ouvo, Inc.
Revenue
Net sales and commissions	$-	$42,457	$-		$42,457

Operating expenses
Cost of cards and commissions	-	22,962			22,962
Selling, general and administrative	34,827	148,653	(34,827)	f	148,653
Development costs	-	11,272	-		11,272
Depreciation and amortization	-	3,691	-		3,691
Total operating expenses	34,827	186,578	(34,827)		186,578
Loss from operations	(34,827)	(144,121)	34,827		(144,121)
Other items
Other income (loss)	1,086	42,261	(1,086)	f	42,261
	1,086	42,261	(1,086)		42,261
Loss for the period	$(33,741)	$(101,860)	$33,741		$(101,860)

Loss per share - basic and diluted					$(0.00)

Weighted average shares outstanding					74,881,448

- See Accompanying Notes -

Trustcash Holdings, Inc. (formerly Ouvo, Inc.) (A Development Stage Company)
Notes to Pro Forma Condensed Consolidated Financial Statements
March 31, 2007
Expressed in U.S. Dollars
Unaudited - Prepared by Management

Note 1. Proposed Arrangement and Basis of Presentation

The accompanying unaudited pro forma Condensed Consolidated financial statements have been compiled for purposes of inclusion in the Form 8K filing relating to the acquisition (the "Acquisition") by Trustcash Holdings, Inc. (formerly Ouvo, Inc.) ("Ouvo") of all of the member interests of Trustcash, LLC, a limited liability corporation.  As partial consideration, Ouvo issued 49,631,448 common shares to the members of Trustcash, LLC.

The unaudited pro forma Condensed Consolidated financial statements should be read in conjunction with the historical financial statements of each entity. The unaudited balance sheets of Ouvo and Trustcash, LLC as at March 31, 2007 were used in the preparation of the unaudited pro forma Condensed Consolidated balance sheet as at March 31, 2007.  The unaudited statements of operations of Ouvo and Trustcash, LLC for the three month period ended March 31, 2007 were used in the preparation of the unaudited pro forma Condensed Consolidated statement of operations for the three month period ended March 31, 2007 and the unaudited pro forma Condensed Consolidated loss per share for the three month period ended March 31, 2007.

Because the former owners of Trustcash, LLC obtained control of Ouvo, the transaction would normally be considered a purchase by Trustcash, LLC.  However, since Ouvo was a "shell company" and was not yet deemed to be carrying on a business, the transaction is not considered a business combination.  Instead, the transaction is accounted for as a recapitalization of Trustcash, LLC and the issuance of stock by Trustcash, LLC (represented by the outstanding shares of Ouvo) for the assets and liabilities of Ouvo.

Note 2. Pro Forma Adjustments

The unaudited pro forma Condensed Consolidated balance sheet as at March 31, 2007 has been prepared assuming that the Acquisition occurred on March 31, 2007.

The unaudited pro forma Condensed Consolidated statement of operations for the three month period ended March 31, 2007 has been prepared assuming that the Acquisition occurred on January 1, 2007.

      The unaudited pro forma Condensed Consolidated financial statements give effect to the Acquisition of Ouvo (at net book value) and the related elimination of the share capital and deficit of Ouvo as follows:

a)     Reverse the members' contributions of Trustcash, LLC and reflect the issuance of 49,631,448 shares of Ouvo;

b)    Eliminate Ouvo's additional paid-in capital and deficit;

c)     Record the forward split of the issued and outstanding Ouvo shares on a three for one basis;

d)    Record the completion of a private placement of 500,000 shares for proceeds of $500,000 ;

e)     Record the payment of $200,000 and issuance of $700,000 promissory note to LTGTTC, LLC as partial consideration for its membership interests and in cancellation of its defaulted Trustcash, LLC secured promissory note of $96,155;

f)      Eliminate the effect of the operations of Ouvo ;

g)     Eliminate intercompany advances.

Trustcash Holdings, Inc. (formerly Ouvo, Inc.) (A Development Stage Company)
Notes to Pro Forma Condensed Consolidated Financial Statements
March 31, 2007
Expressed in U.S. Dollars
Unaudited - Prepared by Management

Note 3. Pro Forma Loss for the Three Month Period and Loss Per Share

The pro forma Condensed Consolidated loss for the t hree month period and loss per share are not necessarily indicative of the results of operations that would have been attained had the Acquisition taken place as at January 1, 2007 and does not purport to be indicative of the effects that may be expected to occur in the future.

TRUSTCASH HOLDINGS, INC.
(formerly Ouvo, Inc.)
(A Development Stage Company)

PRO FORMA CONDENSED CONSOLIDATED
FINANCIAL STATEMENTS

December 31, 2006

Unaudited - Prepared by Management

Set forth below are the unaudited pro forma Condensed Consolidated balance sheet as at December 31, 2006 assuming the transaction occurred as at December 31, 2006 and the unaudited pro forma Condensed Consolidated statement of operations for the year ended December 31, 2006 assuming the transaction occurred at January 1, 2006 .

The information presented below is for informational purposes only and is not necessarily indicative of the actual results that would have occurred had the acquisition been consummated as at December 31, 2006 or January 1, 2006, nor are they necessarily indicative of future operating results of the Condensed Consolidated companies under the ownership and management of the Company.  The unaudited pro forma Condensed Consolidated financial information should be read in conjunction with the financial statements and related notes.

Trustcash Holdings, Inc. (formerly Ouvo, Inc.) (A Development Stage Company)
Pro Forma Condensed Consolidated Balance Sheets
As at December 31, 2006
Expressed in U.S. Dollars
Unaudited - Prepared by Management
ASSETS	Ouvo, Inc.		Trustcash, LLC		Pro Forma Adjustments and Eliminating Entries (Note 2)		Pro Forma Condensed Consolidated Ouvo, Inc.
Current	$		$		$		$
Cash and cash equivalents		52,561		11,751		500,000	d
						(200,000)	e	364,312
Receivables		-		6,173		-		6,173
		52,561		17,924		300,000		370,485
Plant and equipment		-		53,222		-		53,222
Security deposits		-		3,000		-		3,000
		$52,561		$74,146		$300,000		$426,707

LIABILITIES
Current
Accounts payable and accrued liabilities		$26,833		$348,148		$-		$374,981
Notes payable		386,335		76,155		(76,155)	e	386,335
Due to related parties		49,280		-		-		49,280
Deferred revenue		-		6,449		-		6,449
		462,448		430,752		(76,155)		817,045
Note Payable		-		-		700,000	e	700,000
		462,448		430,752		623,845		1,517,045

SHAREHOLDERS' DEFICIENCY
Capital stock		825		-		49,631	a
						23,925	c
						500	d	74,881
Additional paid in capital		135,456		-		(49,631)	a
						1,195,766	a
						(23,925)	c
						(546,168)	b
						499,500	d
						(823,845)	e	387,153
Members' deficiency				(356,606)		356,606	a	-
Deficit		(546,168)		-		546,168	b
						(1,552,372)	a	(1,552,372)
		(409,887)		(356,606)		(323,845)		(1,090,338)
		$52,561		$74,146		$300,000		$426,707

- See Accompanying Notes -

Trustcash Holdings, Inc. (formerly Ouvo, Inc.) (A Development Stage Company)
Pro Forma Condensed Consolidated Statements of Operations
For the Year Ended December 31, 2006
Expressed in U.S. Dollars
Unaudited - Prepared by Management

			Pro Forma Adjustments and Eliminating Entries (Note 2)	Pro Forma Condensed Consolidated Ouvo, Inc.
		Trustcash, LLC

	Ouvo, Inc.
Revenue
Net sales and commissions	$-	$44,031	$-		$44,031

Operating expenses
Cost of cards and commissions	-	69,136	-		69,136
Selling, general and administrative	169,319	1,052,327	(169,319)	f	1,052,327
Development costs	-	103,433	-		103,433
Depreciation and amortization	-	14,679	-		14,679
Mineral property expenditures	8,759	-	(8,759)	f	-
Total operating expenses	178,078	1,239,575	(178,078)		1,239,575
Loss from operations	(178,078)	(1,195,544)	178,078		(1,195,544)
Other items
Write-down of mineral property	(8,000)	-	8,000	f	-
Other income (loss)	(39)	(2,405)	39	f	(2,405)
	(8,039)	(2,405)	8,039		(2,405)
Loss for the year	$(186,117)	$(1,197,949)	$(186,117)		$(1,197,949)

Loss per share - basic and diluted					$(0.02)

Weighted average shares outstanding					74,881,448

- See Accompanying Notes -

Trustcash Holdings, Inc. (formerly Ouvo, Inc.) (A Development Stage Company)
Notes to Pro Forma Condensed Consolidated Financial Statements
December 31, 2006
Expressed in U.S. Dollars
Unaudited - Prepared by Management

Note 1.   Proposed Arrangement and Basis of Presentation

The accompanying unaudited pro forma Condensed Consolidated financial statements have been compiled for purposes of inclusion in the Form 8K filing relating to the acquisition (the "Acquisition") by Trustcash Holdings, Inc. (formerly Ouvo, Inc.) ("Ouvo") of all of the member interests of Trustcash, LLC, a limited liability corporation.  As partial consideration, Ouvo issued 49,631,448 common shares to the members of Trustcash, LLC.

The unaudited pro forma Condensed Consolidated financial statements should be read in conjunction with the historical financial statements of each entity. The audited balance sheets of Ouvo and Trustcash, LLC as at December 31, 2006 were used in the preparation of the unaudited pro forma Condensed Consolidated balance sheet as at December 31, 2006.  The audited statements of operations of Ouvo and Trustcash, LLC for the year ended December 31, 2006 were used in the preparation of the unaudited pro forma Condensed Consolidated statement of operations for the year ended December 31, 2006 and the unaudited pro forma Condensed Consolidated loss per share for the year ended December 31, 2006.

Because the former owners of Trustcash, LLC obtained control of Ouvo, the transaction would normally be considered a purchase by Trustcash, LLC.  However, since Ouvo was a "shell company" and was not yet deemed to be carrying on a business, the transaction is not considered a business combination.  Instead, the transaction is accounted for as a recapitalization of Trustcash, LLC and the issuance of stock by Trustcash, LLC (represented by the outstanding shares of Ouvo) for the assets and liabilities of Ouvo.

Note 2.   Pro Forma Adjustments

The unaudited pro forma Condensed Consolidated balance sheet as at December 31, 2006 has been prepared assuming that the Acquisition occurred on December 31, 2006.

The unaudited pro forma Condensed Consolidated statement of operations for the year ended December 31, 2006 has been prepared assuming that the Acquisition occurred on January 1, 2006.

        The unaudited pro forma Condensed Consolidated financial statements give effect to the Acquisition of Ouvo (at net book value) and the related elimination of the share capital and deficit of Ouvo as follows:

a)       Reverse the members' contributions of Trustcash, LLC and reflect the issuance of 49,631,448 shares of Ouvo;

b)       Eliminate Ouvo's additional paid-in capital and deficit;

c)       Record the forward split of the issued and outstanding Ouvo shares on a three for one basis;

d)       Record the completion of a private placement of 500,000 shares for proceeds of $500,000 ;

e)       Record the payment of $200,000 and issuance of $700,000 promissory note to LTGTTC, LLC as partial consideration for its membership interests and in cancellation of its defaulted Trustcash, LLC secured promissory note of $ $76,155;

f)         Eliminate the effect of the operations of Ouvo ;

Trustcash Holdings, Inc. (formerly Ouvo, Inc.) (A Development Stage Company)
Notes to Pro Forma Condensed Consolidated Financial Statements
December 31, 2006
Expressed in U.S. Dollars
Unaudited - Prepared by Management

Note 3.   Pro Forma Loss for the Period and Loss Per Share

The pro forma Condensed Consolidated loss for the period and loss per share are not necessarily indicative of the results of operations that would have been attained had the Acquisition taken place as at January 1, 2006 and does not purport to be indicative of the effects that may be expected to occur in the future.

Exhibits.

As described in Item 2.01 of this Report, the following exhibits are filed as part of this Current Report on Form 8-K:

Exhibit No.	Description
2.1	Purchase Agreement with the members of Trustcash, LLC
3(i)(a)	Articles of Incorporation dated October 31,2000 (incorporated by reference from Form SB2 filed with the SEC on August 24, 2001)
3(i)(b)	Amended Articles of Incorporation dated July 26, 2004 (incorporated by reference from Form 10-QSB filed with the SEC on February 8, 2006)
3(i)(c)	Amended Articles of Incorporation dated April 12, 2005 (incorporated by reference from Form 10-QSB filed with the SEC on February 8, 2006)
3(i)(d)	Amended Articles of Incorporation dated May 30, 2007 (incorporated by reference from Form 8-K filed with the SEC on June 12, 2007)
3(i)(e)	Amended Articles of Incorporation dated June 6, 2007 (incorporated by reference from Form 8-K filed with the SEC on June 12, 2007)
3(ii)	Bylaws (incorporated by reference from Form 8-K filed with the SEC on June 12, 2007)
4.1	Ludwig Holdings Subscription Agreement for Common Stock
4.2	Brennecke Partners LLC Warrant
4.3	Registration Rights Agreement
4.4	Piggyback Registration Rights Agreement
10.1	Employment Agreement with Gregory Moss
10.2	Consulting Agreement with Venture Resource Group, LLC
16.1	Letter from James Stafford, Chartered Accountants
16.2	Letter from Sobel & Co., LLC
21.1	Subsidiaries of Registrant
23.1	Consent of Sobel & Co., LLC
23.2	Consent of James Stafford, Chartered Accountants
99.1	$700,000 Promissory Note to LTGTTC, LLC
99.2	Security Agreement with LTGTTC, LLC
99.3	Guaranty Agreement withLTGTTC, LLC
99.4	Press Release dated July 5, 2007

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

THE REGISTRANT

Trustcash Holdings, Inc.

        /s/ Gregory Moss

By: ___________________________________________
      Gregory Moss., President and CEO

Dated: July ___ , 2007